As filed with the Securities and Exchange Commission on July 25, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00500 and 811-04418


                         California Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments

CALIFORNIA INVESTMENT TRUST II

QUARTERLY PORTFOLIO OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
ASSETS/MORTGAGE BACKED  (60.60%)                             Par Value               Rate        Maturity           Value

Government National Mortgage Assoc.                            634,187                5.00%     4/15/2018      $    618,802
Government National Mortgage Assoc.                          1,389,710                5.00%     9/15/2018         1,355,997
Government National Mortgage Assoc.                          2,298,108                4.50%    12/20/2034         2,258,743
Government National Mortgage Assoc.                            134,106                6.00%     4/15/2014           135,646
Government National Mortgage Assoc.                            218,743                6.00%     4/15/2014           221,255
Government National Mortgage Assoc.                            188,798                6.00%     4/15/2016           190,951
Government National Mortgage Assoc.                            142,648                6.50%     4/15/2016           145,643
Government National Mortgage Assoc.                            126,132                6.00%     5/15/2016           127,570
Government National Mortgage Assoc.                          1,092,383                5.00%     2/15/2018         1,065,882
Government National Mortgage Assoc.                             10,056               10.00%     9/15/2018            11,040
Government National Mortgage Assoc.                             30,556                9.00%    10/15/2018            32,864
Government National Mortgage Assoc.                          1,975,441                4.75%     7/20/2035         1,911,221
Government National Mortgage Assoc.                          1,033,201                4.50%     8/20/2035           991,311
Government National Mortgage Assoc.                          1,077,910                5.50%     1/15/2025         1,065,403
Government National Mortgage Assoc.                          1,322,507                5.00%     1/15/2019         1,289,598
Government National Mortgage Assoc.                          1,593,849                5.00%     2/15/2019         1,554,188
Government National Mortgage Assoc.                          1,540,115                5.00%     7/15/2020         1,500,864
Government National Mortgage Assoc.                          1,057,142                6.00%     1/15/2026         1,057,208
                                                                                                               -------------
Total Asset/Mortgage Backed (Cost $16,131,820)                                                                   15,534,188
                                                                                                               -------------

GOVERNMENT DEBT (13.58%)
United States Treasury Bond                                  3,000,000                7.25%     5/15/2016         3,480,003
                                                                                                               -------------
Total Government Debt (Cost $3,621,565)                                                                           3,480,003
                                                                                                               -------------

SHORT TERM (25.89%)
United States Treasury Bill                                    200,000  4.5562% - 4.6740%        6/8/2006           199,827
United States Treasury Bill                                    600,000  4.6686% - 4.7164%       7/20/2006           596,272
United States Treasury Bill                                  4,100,000  4.8609% - 4.8936%       8/17/2006         4,059,349
United States Treasury Bill                                  1,800,000  4.8102% - 4.8374%       8/24/2006         1,780,298
                                                                                                               -------------
Total Short Term (Cost $6,634,644)                                                                                6,635,746
                                                                                                               -------------


TOTAL INVESTMENT (Cost $26,388,029) (a) (100.07%)                                                                25,649,936
OTHER NET LIABILITIES (-0.07%)                                                                                      (16,703)
                                                                                                               -------------
NET ASSETS (100%)                                                                                              $ 25,633,233
                                                                                                               -------------

(a)  Aggregate cost for federal income tax purpose is $26,388,029. At
     05/31/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                        $     14,276
Unrealized (Depreciation)                                                                                          (752,369)
                                                                                                               -------------
Net Unrealized Appreciation (Depreciation)                                                                     $   (738,093)
                                                                                                               -------------

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THE UNITED STATES TREASURY TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
SHORT TERM (100.34%)                                         Par Value         Rate             Maturity          Value

United States Treasury Bill                                 12,800,000  4.4746% - 4.6835%        6/8/2006      $ 12,788,952
United States Treasury Bill                                 14,100,000  4.6754% - 4.7402%       7/20/2006        14,012,490
United States Treasury Bill                                  2,400,000   4.8247% - 4.8946       8/17/2006         2,375,758
United States Treasury Bill                                  5,600,000  4.8102% - 4.8374%       8/24/2006         5,538,514

                                                                                                               -------------
TOTAL INVESTMENTS (Cost $34,715,713) (a) (100.34%)                                                               34,715,713
                                                                                                               -------------
OTHER NET LIABILITIES (-0.34%)                                                                                     (117,661)
                                                                                                               -------------
NET ASSETS (100%)                                                                                              $ 34,598,052
                                                                                                               -------------

(a) Aggregate cost for federal income tax purpose is $34,715,713.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
ASSET/MORTGAGE BACKED (8.78%)                               Par Value                Rate      Maturity           Value

Government National Mortgage Assoc.                            601,671                4.00%     6/20/2034      $    586,154
Government National Mortgage Assoc.                            727,837                4.50%    11/20/2034           715,434

                                                                                                               -------------
TOTAL ASSET/MORTGAGE BACKED (Cost $1,338,507)                                                                     1,301,588
                                                                                                               -------------

GOVERNMENT DEBT (90.11%)
United States Treasury Note                                    600,000                4.75%    11/15/2008           596,251
United States Treasury Note                                  1,100,000                3.00%    11/15/2007         1,068,805
United States Treasury Note                                  1,000,000                3.00%     2/15/2008           967,188
United States Treasury Note                                    500,000                2.63%     5/15/2008           477,872
United States Treasury Note                                    400,000                3.13%     9/15/2008           383,782
United States Treasury Note                                    300,000                3.13%    10/15/2008           287,438
United States Treasury Note                                    400,000                3.38%    12/15/2008           384,500
United States Treasury Note                                    200,000                3.25%     1/15/2009           191,391
United States Treasury Note                                    600,000                2.63%     3/15/2009           563,133
United States Treasury Note                                  1,300,000                3.13%     5/15/2007         1,276,387
United States Treasury Note                                  1,500,000                2.75%     8/15/2007         1,459,923
United States Treasury Note                                  1,600,000                3.75%     5/15/2008         1,562,626
United States Treasury Note                                    300,000                3.50%     5/31/2007           295,453
United States Treasury Note                                    500,000                3.63%     6/30/2007           492,442
United States Treasury Note                                    900,000                4.13%     8/15/2008           884,356
United States Treasury Note                                    700,000                4.00%     9/30/2007           690,676
United States Treasury Note                                    500,000                4.25%    10/31/2007           494,727
United States Treasury Note                                    100,000                4.25%    11/30/2007            98,871
United States Treasury Note                                    400,000                4.38%     1/31/2008           395,797
United States Treasury Note                                    500,000                4.50%     2/15/2009           493,262
United States Treasury Note                                    300,000                4.63%     2/29/2008           297,950

                                                                                                               -------------
Total Government Debt (Cost $13,526,632)                                                                         13,362,828
                                                                                                               -------------

United States Treasury Bill (0.67%) (Cost $98,988)             100,000              4.8609%     8/17/2006            99,009

                                                                                                               -------------
Total Short Term                                                                                                     99,009
                                                                                                               -------------


TOTAL INVESTMENTS (Cost $14,964,127) (a) (99.55%)                                                                14,763,425
OTHER NET ASSETS (0.45%)                                                                                             66,293
                                                                                                               -------------
NET ASSETS (100%)                                                                                              $ 14,829,717
                                                                                                               -------------

(a)  Aggregate cost for federal income tax purpose is $14,964,127. At
     05/31/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                                  21
Unrealized Depreciation                                                                                            (200,723)
                                                                                                               -------------
Net Unrealized Appreciation (Depreciation)                                                                     $   (200,702)
                                                                                                               -------------

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (99.28%)
Basic Materials (2.79%)                        Shares              Value

Air Products & Chemicals Inc                     2,087         $    135,342
Alcoa Inc                                        8,134              258,010
Allegheny Technologies Inc                         854               54,340
Ashland Inc                                        631               39,438
Dow Chemical Co/The                              8,885              354,245
EI Du Pont de Nemours & Co                       8,623              366,736
Eastman Chemical Co                                810               45,668
Ecolab Inc                                       1,753               67,859
Engelhard Corp                                   1,218               47,417
Freeport-McMoRan Copper & Gold Inc               1,812              101,454
Hercules Inc                                     1,129               17,466
International Flavors & Fragrances Inc             783               27,867
International Paper Co                           4,595              156,138
Louisiana-Pacific Corp                           1,130               27,414
MeadWestvaco Corp                                1,712               46,909
Newmont Mining Corp                              4,166              217,257
Nucor Corp                                       1,452              152,852
PPG Industries Inc                               1,587              102,108
Phelps Dodge Corp                                1,884              161,440
Plum Creek Timber Co Inc (REIT)                  1,837               65,673
Praxair Inc                                      2,967              156,361
Rohm & Haas Co                                   1,396               70,372
Sherwin-Williams Co/The                          1,034               50,015
Sigma-Aldrich Corp                                 627               43,526
Temple-Inland Inc                                1,152               49,548
United States Steel Corp                           991               65,783
Weyerhaeuser Co                                  2,267              144,997
                                                               -------------
Total Basic Materials                                             3,026,232
                                                               -------------

Communications (11.12%)
ADC Telecommunications Inc                       1,162               20,823
AT&T Inc                                        35,936              936,492
Alltel Corp                                      3,496              216,228
Amazon.Com Inc                                   2,900              100,369
Andrew Corp                                      1,650               16,698
Avaya Inc                                        4,387               51,810
BellSouth Corp                                  16,997              573,989
CBS Corp                                         7,261              188,133
CenturyTel Inc                                   1,054               37,681
Ciena Corp                                       5,753               24,105
Cisco Systems Inc                               56,969            1,121,150
Citizens Communications Co                       3,037               38,509
Clear Channel Communications Inc                 4,740              145,992
Comcast Corp                                    19,975              641,797
Comverse Technology Inc                          1,834               41,302
Corning Inc                                     14,353              348,060
Walt Disney Co                                  20,406              622,383
Dow Jones & Co Inc                                 653               22,581
eBay Inc                                        10,803              354,446
Embarq Corp                                      1,381               57,546
Gannett Co Inc                                   2,273              122,765
Google Inc                                       1,900              706,458
Interpublic Group of Cos Inc                     4,290               40,884
JDS Uniphase Corp                               14,529               44,023
Knight Ridder Inc                                  642               39,810
Lucent Technologies Inc                         41,152              104,938
McGraw-Hill Cos Inc/The                          3,516              181,426
Meredith Corp                                      427               21,371
Monster Worldwide Inc                            1,196               58,449
Motorola Inc                                    23,235              490,026
New York Times Co                                1,459               35,249
News Corp                                       22,461              428,331
Omnicom Group Inc                                1,681              159,880
Qualcomm Inc                                    15,510              701,207
Qwest Communications International Inc          15,571              109,153
EW Scripps Co                                      800               37,024
Sprint Nextel Corp                              27,644              586,329
Symantec Corp                                   10,168              158,621
Tellabs Inc                                      4,380               62,634
Time Warner Inc                                 42,121              724,902
Tribune Co                                       2,508               74,839
Univision Communications Inc                     2,146               77,149
VeriSign Inc                                     2,300               51,635
Verizon Communications Inc                      27,443              856,496
Viacom Inc                                       7,261              274,103
Yahoo! Inc                                      11,816              373,267
                                                               -------------
Total Communications                                             12,081,062
                                                               -------------

Consumer, Cyclical (8.50%)
Autonation Inc                                   1,702               36,916
Autozone Inc                                       560               50,809
Bed Bath & Beyond Inc                            2,727               95,909
Best Buy Co Inc                                  3,766              199,598
Big Lots Inc                                     1,135               18,410
Brunswick Corp                                     956               34,349
CVS Corp                                         7,650              213,435
Carnival Corp                                    4,038              161,157
Centex Corp                                      1,220               58,182
Circuit City Stores Inc                          1,466               44,039
Cintas Corp                                      1,457               61,719
Coach Inc                                        3,480              101,198
Cooper Tire & Rubber Co                            779                8,865
Costco Wholesale Corp                            4,433              234,639
DR Horton Inc                                    2,596               68,431
Darden Restaurants Inc                           1,381               48,901
Dillard's Inc                                      852               23,191
Dollar General Corp                              2,796               45,575
Family Dollar Stores Inc                         1,687               42,141
Federated Department Stores Inc                  2,470              179,890
Ford Motor Co                                   17,383              124,462
Gap Inc/The                                      5,441               99,026
General Motors Corp                              5,203              140,117
Genuine Parts Co                                 1,739               74,881
Goodyear Tire & Rubber Co/The                    1,764               22,438
WW Grainger Inc                                    797               57,512
Harley-Davidson Inc                              2,664              132,800
Harman International Industries Inc                600               50,838
Harrah's Entertainment Inc                       1,735              131,929
Hasbro Inc                                       1,549               28,718
Hilton Hotels Corp                               3,084               84,687
Home Depot Inc                                  19,910              758,969
International Game Technology                    3,167              117,907
Johnson Controls Inc                             1,812              154,328
Jones Apparel Group Inc                          1,220               39,577
KB Home                                            776               39,731
Kohl's Corp                                      3,278              175,996
Leggett & Platt Inc                              1,920               48,749
Lennar Corp                                      1,300               62,283
Ltd Brands                                       3,233               87,808
Liz Claiborne Inc                                1,076               41,609
Lowe's Cos Inc                                   7,381              459,689
Marriott International Inc                       1,459              105,529
Mattel Inc                                       3,813               64,097
McDonald's Corp                                 11,812              391,804
Navistar International Corp                        734               19,510
Newell Rubbermaid Inc                            2,765               73,162
Nike Inc                                         1,840              147,770
Nordstrom Inc                                    2,258               83,162
Office Depot Inc                                 2,943              122,341
OfficeMax Inc                                      700               28,931
Paccar Inc                                       1,564              120,193
JC Penney Co Inc                                 2,136              129,783
Pulte Homes Inc                                  2,110               68,512
RadioShack Corp                                  1,294               21,765
Sabre Holdings Corp                              1,363               29,168
Sears Holdings Corp                                877              133,190
Southwest Airlines Co                            6,485              104,409
Staples Inc                                      7,039              165,346
Starbucks Corp                                   7,248              258,391
Starwood Hotels & Resorts Worldwide Inc          2,046              125,011
TJX Cos Inc                                      4,410              104,561
Target Corp                                      8,241              403,150
Tiffany & Co                                     1,341               45,849
VF Corp                                            775               48,771
Wal-Mart Stores Inc                             23,170            1,122,587
Walgreen Co                                      9,461              384,117
Wendy's International Inc                        1,196               72,095
Whirlpool Corp                                     742               66,721
Yum! Brands Inc                                  2,668              134,467
                                                               -------------
Total Consumer, Cyclical                                          9,235,798
                                                               -------------

Consumer, Non-Cyclical (20.50%)
Abbott Laboratories                             14,418              615,649
Aetna Inc                                        5,350              205,761
Alberto-Culver Co                                  754               35,069
Albertson's Inc                                  3,403               87,151
Allergan Inc                                     1,379              130,757
Altria Group Inc                                19,390            1,402,867
AmerisourceBergen Corp                           2,054               89,534
Amgen Inc                                       10,925              738,421
Anheuser-Busch Cos Inc                           7,177              327,558
Apollo Group Inc                                 1,316               68,840
Archer-Daniels-Midland Co                        6,177              256,778
Avery Dennison Corp                                991               58,855
Avon Products Inc                                4,458              141,319
CR Bard Inc                                        984               72,826
Barr Pharmaceuticals Inc                         1,000               52,700
Bausch & Lomb Inc                                  546               26,836
Baxter International Inc                         6,031              227,369
Becton Dickinson & Co                            2,348              141,890
Biomet Inc                                       2,347               82,638
Biogen Idec Inc                                  3,156              147,164
H&R Block Inc                                    3,212               73,073
Boston Scientific Corp                          10,863              224,647
Bristol-Myers Squibb Co                         18,157              445,754
Brown-Forman Corp                                  879               67,068
Campbell Soup Co                                 1,775               62,462
Cardinal Health Inc                              3,992              267,105
Caremark Rx Inc                                  4,202              201,570
Cendant Corp                                     9,748              157,625
Clorox Co                                        1,428               90,235
Coca-Cola Co/The                                19,228              846,609
Coca-Cola Enterprises Inc                        2,839               55,815
Colgate-Palmolive Co                             4,825              291,141
ConAgra Foods Inc                                4,822              108,977
Constellation Brands Inc                         1,869               46,164
Convergys Corp                                   1,500               27,960
Coventry Health Care Inc                         1,500               78,375
Dean Foods Co                                    1,300               46,410
RR Donnelley & Sons Co                           1,958               63,008
Equifax Inc                                      1,159               41,817
Express Scripts Inc                              1,382              101,273
Forest Laboratories Inc                          3,126              117,162
Fortune Brands Inc                               1,341               99,234
General Mills Inc                                3,399              176,374
Genzyme Corp                                     2,372              141,134
Gilead Sciences Inc                              4,325              247,952
HCA Inc                                          4,014              178,422
Health Management Associates Inc                 2,507               52,271
HJ Heinz Co                                      3,247              137,510
Hershey Co/The                                   1,733               98,625
Hospira Inc                                      1,550               69,456
Humana Inc                                       1,588               80,400
Johnson & Johnson                               27,615            1,662,975
Kellogg Co                                       2,422              114,076
Kimberly-Clark Corp                              4,393              266,523
King Pharmaceuticals Inc                         2,430               43,205
Kroger Co/The                                    6,936              139,483
Laboratory Corp of America Holdings              1,202               71,351
Estee Lauder Cos Inc/The                         1,100               45,034
Eli Lilly & Co                                  10,527              543,614
Manor Care Inc                                     938               43,561
McCormick & Co Inc                               1,375               47,369
McKesson Corp                                    2,757              136,472
Medco Health Solutions Inc                       2,741              147,740
Medimmune Inc                                    2,295               73,027
Medtronic Inc                                   11,258              568,416
Merck & Co Inc                                  20,453              680,880
Millipore Corp                                     423               29,356
Molson Coors Brewing Co                            550               35,629
Monsanto Co                                      2,460              207,034
Moody's Corp                                     2,375              124,213
Mylan Laboratories Inc                           2,107               44,057
Patterson Cos Inc                                1,300               44,525
Paychex Inc                                      3,099              113,764
Pepsi Bottling Group Inc                         1,328               41,620
PepsiCo Inc                                     15,502              937,251
Pfizer Inc                                      68,152            1,612,476
Procter & Gamble Co                             30,437            1,651,207
Quest Diagnostics Inc                            1,480               82,495
Reynolds American Inc                              835               91,800
Robert Half International Inc                    1,510               61,970
Safeway Inc                                      4,202               99,083
St Jude Medical Inc                              3,342              113,962
Sara Lee Corp                                    7,296              123,813
Schering-Plough Corp                            13,695              261,027
Stryker Corp                                     2,754              120,901
Supervalu Inc                                    1,221               35,604
Sysco Corp                                       5,849              178,862
Tenet Healthcare Corp                            4,695               37,184
Tyson Foods Inc                                  2,300               36,823
UST Inc                                          1,650               72,617
UnitedHealth Group Inc                          12,799              562,644
Watson Pharmaceuticals Inc                       1,136               28,775
WellPoint Inc                                    6,222              445,371
Whole Foods Market Inc                           1,300               84,500
WM Wrigley Jr Co                                 2,258              103,236
Wyeth                                           12,429              568,502
Zimmer Holdings Inc                              2,250              136,238
                                                               -------------
Total Consumer, Non-Cyclical                                     22,275,875
                                                               -------------

Energy (9.83%)
Anadarko Petroleum Corp                          4,418              219,442
Apache Corp                                      3,084              200,090
BJ Services Co                                   2,948              108,044
Baker Hughes Inc                                 3,175              274,003
Chesapeake Energy Corp                           3,500              107,065
Chevron Corp                                    20,777            1,242,257
ConocoPhillips                                  15,281              967,134
Devon Energy Corp                                4,175              239,478
Dynegy Inc                                       3,790               20,011
EOG Resources Inc                                2,186              143,533
El Paso Corp                                     5,972               92,984
Exxon Mobil Corp                                56,630            3,449,333
Halliburton Co                                   4,731              352,885
Hess Corp                                          731              109,650
Kerr-McGee Corp                                  1,069              114,223
Kinder Morgan Inc                                  971               97,566
Marathon Oil Corp                                3,391              254,495
Murphy Oil Corp                                  1,500               79,095
National Oilwell Varco Inc                       1,644              108,603
Occidental Petroleum Corp                        4,005              396,855
Rowan Cos Inc                                    1,121               44,638
Schlumberger Ltd                                11,100              727,827
Sunoco Inc                                       1,306               89,579
Valero Energy Corp                               5,752              352,885
Williams Cos Inc                                 5,523              124,820
XTO Energy Inc                                   3,449              142,168
Nabors Industries Ltd                            3,004              107,874
Noble Corp                                       1,308               90,945
Transocean Inc                                   3,035              246,958
Weatherford International Ltd                    3,300              171,732
                                                               -------------
Total Energy                                                     10,676,171
                                                               -------------

Financial (21.20%)
Aflac Inc                                        4,794              224,359
Allstate Corp/The                                5,985              329,235
AMBAC Financial Group Inc                        1,027               82,314
American Express Co                             11,491              624,651
American International Group Inc                24,096            1,465,037
Ameriprise Financial Inc                         2,178               99,687
AmSouth Bancorp                                  3,273               87,716
AON Corp                                         2,984              106,380
Apartment Investment & Management Co               995               43,034
Archstone-Smith Trust                            1,800               87,030
BB&T Corp                                        4,920              204,524
Bank of America Corp                            43,046            2,083,426
Bank of New York Co Inc/The                      7,238              240,519
Bear Stearns Cos Inc/The                         1,141              152,609
Boston Properties Inc                              800               67,720
Cigna Corp                                       1,182              109,619
CIT Group Inc                                    1,917               98,534
Capital One Financial Corp                       2,744              227,121
Chubb Corp                                       3,756              189,791
Cincinnati Financial Corp                        1,551               71,098
Citigroup Inc                                   46,211            2,278,202
Comerica Inc                                     1,531               83,822
Compass Bancshares Inc                           1,184               65,890
Countrywide Financial Corp                       5,526              211,535
E*Trade Financial Corp                           3,742               90,818
Equity Office Properties Trust                   3,757              126,423
Equity Residential                               2,684              118,364
Freddie Mac                                      6,409              384,796
Fannie Mae                                       8,949              445,213
Federated Investors Inc                            848               27,238
Fifth Third Bancorp                              5,272              200,336
First Horizon National Corp                      1,238               49,470
Franklin Resources Inc                           1,429              128,539
Genworth Financial Inc                           3,500              117,215
Golden West Financial Corp                       2,453              179,314
Goldman Sachs Group Inc                          4,022              607,121
Hartford Financial Services Group Inc            2,734              240,428
Huntington Bancshares Inc/OH                     2,325               54,684
JPMorgan Chase & Co                             32,324            1,378,295
Janus Capital Group Inc                          2,377               42,810
Keycorp                                          3,787              135,272
Kimco Realty Corp                                1,900               68,115
Legg Mason Inc                                   1,200              115,116
Lehman Brothers Holdings Inc                     5,086              338,778
Lincoln National Corp                            2,689              151,068
Loews Corp                                       3,768              128,037
M&T Bank Corp                                      759               87,361
MBIA Inc                                         1,215               69,413
MGIC Investment Corp                               844               55,594
Marsh & McLennan Cos Inc                         4,930              138,188
Marshall & Ilsley Corp                           1,948               88,322
Mellon Financial Corp                            3,900              141,102
Merrill Lynch & Co Inc                           8,577              621,061
Metlife Inc                                      7,147              367,856
Morgan Stanley                                   9,969              594,352
National City Corp                               5,195              191,592
North Fork Bancorporation Inc                    4,563              134,472
Northern Trust Corp                              1,683               94,113
PNC Financial Services Group Inc                 2,626              180,958
T Rowe Price Group Inc                           1,113               88,038
Principal Financial Group Inc                    2,607              142,473
Progressive Corp/The                             7,408              202,609
Prologis                                         2,348              116,109
Prudential Financial Inc                         4,588              349,376
Public Storage Inc                                 800               57,344
Regions Financial Corp                           4,376              148,128
SLM Corp                                         3,909              210,148
Safeco Corp                                      1,187               65,724
St Paul Travelers Cos Inc/The                    6,538              287,803
Charles Schwab Corp/The                          9,795              163,185
Simon Property Group Inc                         1,750              139,353
Sovereign Bancorp Inc                            3,448               76,890
State Street Corp                                3,154              195,863
SunTrust Banks Inc                               3,446              260,897
Synovus Financial Corp                           2,906               76,457
Torchmark Corp                                     987               58,115
US Bancorp                                      17,013              525,191
UnumProvident Corp                               2,983               53,575
Vornado Realty Trust                             1,100               98,879
Wachovia Corp                                   15,164              811,274
Washington Mutual Inc                            9,297              426,825
Wells Fargo & Co                                15,524            1,030,328
Zions Bancorporation                               853               69,119
ACE Ltd                                          2,936              151,997
XL Capital Ltd                                   1,649              104,349
                                                               -------------
Total Financial                                                  23,035,732
                                                               -------------

Industrial (11.80%)
Agilent Technologies Inc                         3,915              136,594
Allied Waste Industries Inc                      2,502               29,849
American Power Conversion Corp                   1,724               33,928
American Standard Cos Inc                        1,757               74,655
Applera Corp - Applied Biosystems Group          1,972               58,371
Ball Corp                                          990               37,046
Bemis Co                                         1,106               33,622
Black & Decker Corp                                725               63,046
Boeing Co                                        7,496              624,042
Burlington Northern Santa Fe Corp                3,482              269,542
CSX Corp                                         2,159              144,480
Caterpillar Inc                                  6,188              451,415
Cummins Inc                                        447               49,264
Danaher Corp                                     2,283              146,363
Deere & Co                                       2,255              193,028
Dover Corp                                       1,842               89,963
Eastman Kodak Co                                 2,684               64,711
Eaton Corp                                       1,440              105,898
Emerson Electric Co                              3,881              320,260
FedEx Corp                                       2,838              310,108
Fisher Scientific International Inc              1,154               85,685
Fluor Corp                                         774               67,849
General Dynamics Corp                            3,702              235,595
General Electric Co                             96,569            3,308,454
Goodrich Corp                                    1,231               52,478
Honeywell International Inc                      7,897              325,198
ITT Industries Inc                               1,798               93,766
Illinois Tool Works Inc                          3,758              186,585
Jabil Circuit Inc                                1,699               59,159
L-3 Communications Holdings Inc                  1,134               82,737
Lockheed Martin Corp                             3,415              247,553
Masco Corp                                       4,084              126,686
Molex Inc                                        1,295               45,973
Norfolk Southern Corp                            3,784              199,644
Northrop Grumman Corp                            3,331              215,449
Pactiv Corp                                      1,493               36,832
Pall Corp                                        1,225               36,860
Parker Hannifin Corp                             1,073               83,715
PerkinElmer Inc                                  1,321               27,556
Raytheon Co                                      4,248              194,771
Rockwell Automation Inc                          1,670              114,028
Rockwell Collins Inc                             1,557               85,012
Ryder System Inc                                   677               36,578
Sanmina-SCI Corp                                 5,243               24,642
Sealed Air Corp                                    791               40,792
Snap-On Inc                                        609               25,505
Solectron Corp                                   9,768               34,774
Stanley Works/The                                  670               32,529
Symbol Technologies Inc                          2,853               33,865
Tektronix Inc                                      880               27,421
Textron Inc                                      1,233              112,117
Thermo Electron Corp                             1,602               58,857
3M Co                                            6,954              581,772
Tyco International Ltd                          18,734              507,879
Union Pacific Corp                               2,402              222,906
United Parcel Service Inc                       10,144              817,099
United Technologies Corp                         9,481              592,752
Vulcan Materials Co                                968               75,552
Waste Management Inc                             5,228              191,449
Waters Corp                                      1,083               45,107
Cooper Industries Ltd                              903               80,421
Ingersoll-Rand Co Ltd                            3,052              133,098
                                                               -------------
Total Industrial                                                 12,822,885
                                                               -------------

Technology (10.31%)
Adobe Systems Inc                                5,634              161,301
Advanced Micro Devices Inc                       4,487              138,603
Affiliated Computer Services Inc                 1,205               60,154
Altera Corp                                      3,445               67,384
Analog Devices Inc                               3,480              117,380
Apple Computer Inc                               7,968              476,247
Applied Materials Inc                           14,709              248,729
Applied Micro Circuits Corp                      3,100                9,114
Autodesk Inc                                     2,088               75,982
Automatic Data Processing Inc                    5,374              244,356
BMC Software Inc                                 2,233               44,995
Broadcom Corp                                    4,253              143,794
CA Inc                                           4,390               95,395
Citrix Systems Inc                               1,744               65,540
Computer Sciences Corp                           1,690               95,063
Compuware Corp                                   3,895               28,667
Dell Inc                                        22,035              559,248
EMC Corp/Massachusetts                          22,360              286,208
Electronic Arts Inc                              2,829              119,016
Electronic Data Systems Corp                     4,789              117,426
First Data Corp                                  7,240              333,836
Fiserv Inc                                       1,768               76,289
Freescale Semiconductor Inc                      3,839              119,815
Gateway Inc                                      3,760                6,467
Hewlett-Packard Co                              26,481              857,455
IMS Health Inc                                   2,133               57,548
Intel Corp                                      54,489              981,892
International Business Machines Corp            14,622            1,168,298
Intuit Inc                                       1,703               94,159
Kla-Tencor Corp                                  1,959               80,397
LSI Logic Corp                                   3,860               37,558
Lexmark International Inc                        1,056               60,456
Linear Technology Corp                           2,817               95,074
Maxim Integrated Products Inc                    3,002               92,251
Microsoft Corp                                  82,382            1,865,952
Micron Technology Inc                            6,262              103,699
NCR Corp                                         1,875               73,275
National Semiconductor Corp                      3,203               82,253
Network Appliance Inc                            3,359              107,488
Novell Inc                                       3,782               29,235
Novellus Systems Inc                             1,406               32,563
Nvidia Corp                                      3,048               70,043
Oracle Corp                                     35,552              505,549
PMC - Sierra Inc                                 1,841               17,747
Parametric Technology Corp                       1,082               14,434
Pitney Bowes Inc                                 2,120               86,454
QLogic Corp                                      1,486               26,570
SanDisk Corp                                     1,700               95,659
Sun Microsystems Inc                            31,638              147,433
Teradyne Inc                                     2,030               31,607
Texas Instruments Inc                           14,783              461,673
Unisys Corp                                      3,371               22,181
Xilinx Inc                                       3,304               85,904
Xerox Corp                                       9,156              125,712
                                                               -------------
Total Technology                                                 11,201,530
                                                               -------------

Utilities (3.24%)
AES Corp/The                                     6,111              112,442
Allegheny Energy Inc                             1,381               50,351
Ameren Corp                                      1,912               94,625
American Electric Power Co Inc                   3,669              125,737
CMS Energy Corp                                  2,062               26,476
Centerpoint Energy Inc                           2,697               32,337
Consolidated Edison Inc                          2,227               98,211
Constellation Energy Group Inc                   1,672               86,442
DTE Energy Co                                    1,568               63,379
Dominion Resources Inc/VA                        3,130              227,175
Duke Energy Corp                                11,682              329,666
Edison International                             2,978              116,857
Entergy Corp                                     1,978              138,678
Exelon Corp                                      6,194              350,642
FPL Group Inc                                    3,678              146,495
FirstEnergy Corp                                 3,118              163,446
KeySpan Corp                                     1,600               64,048
Nicor Inc                                          460               18,851
NiSource Inc                                     2,493               54,273
PG&E Corp                                        3,392              134,595
PPL Corp                                         3,632              108,125
Peoples Energy Corp                                383               14,370
Pinnacle West Capital Corp                         969               38,169
Progress Energy Inc                              2,285               96,061
Public Service Enterprise Group Inc              2,391              152,378
Sempra Energy                                    2,396              107,748
Southern Co/The                                  6,912              220,977
TECO Energy Inc                                  1,982               29,770
TXU Corp                                         4,380              250,974
Xcel Energy Inc                                  3,728               69,975
                                                               -------------
Total Utilities                                                   3,523,271
                                                               -------------
Total Common Stock (Cost $81,604,368)                           107,878,555
                                                               -------------

Short-Term Investments (0.46%)               PAR VALUE
United States Treasury Bill 06/08/2006         200,000              199,825
United States Treasury Bill 08/24/2006         300,000              296,714
                                                               -------------
Total Short-Term Investments (Cost $496,539)                        496,539
                                                               -------------

Total Investments (Cost $82,100,907) (a) (99.74%)               108,375,094
Net Other Assets (0.26%)                                            283,666
                                                               -------------
Net Assets (100%)                                              $108,658,760
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$82,100,907. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                        $ 35,806,625
Unrealized (Depreciation)                                        (9,532,437)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                     $ 26,274,187
                                                               -------------

June 06 S&P 500 INDEX FUTURES HELD                   2
Unrealized Appreciation (Depreciation)        $ (9,522)

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (97.65%)
Basic Materials (3.67%)                        Shares              Value
Airgas Inc                                      10,848         $    415,370
Albemarle Corp                                   6,186              296,928
Bowater Inc                                      8,849              204,766
Cabot Corp                                      10,235              339,086
Cabot Microelectronics Corp                      3,853              110,812
Chemtura Corp                                   38,019              373,727
Cytec Industries Inc                             6,464              372,197
FMC Corp                                         6,234              402,529
Ferro Corp                                       6,436              113,274
Glatfelter                                       7,014              122,605
Longview Fibre Co                                8,063              205,929
Lubrizol Corp                                   10,801              436,576
Lyondell Chemical Co                            33,054              799,907
Minerals Technologies Inc                        3,079              179,629
Olin Corp                                       11,342              200,867
Potlatch Corp                                    6,163              232,160
RPM International Inc                           18,683              348,064
Rayonier Inc                                    12,296              478,191
Sensient Technologies Corp                       7,564              152,642
Steel Dynamics Inc                               6,991              406,107
Valspar Corp                                    16,048              441,641
                                                               -------------
Total Basic Materials                                             6,633,007
                                                               -------------

Communications (4.45%)
Adtran Inc                                      10,717              270,283
Avocent Corp                                     7,775              176,804
Belo Corp                                       14,813              255,969
Catalina Marketing Corp                          6,181              181,041
Checkfree Corp                                  14,694              733,671
Cincinnati Bell Inc                             39,100              152,099
CommScope Inc                                    9,175              268,185
Emmis Communications Corp                        5,627               90,370
Entercom Communications Corp                     5,443              145,110
F5 Networks Inc                                  6,301              305,725
Harris Corp                                     21,574              878,493
Harte-Hanks Inc                                  8,984              245,623
Lee Enterprises Inc                              7,207              206,048
McAfee Inc                                      26,635              629,918
Media General Inc                                3,793              142,731
Newport Corp                                     5,975               97,990
Plantronics Inc                                  7,361              158,630
Polycom Inc                                     13,723              296,280
Powerwave Technologies Inc                      17,848              174,732
RSA Security Inc                                11,487              172,650
RF Micro Devices Inc                            30,036              217,761
Reader's Digest Association Inc/The             15,639              222,543
Scholastic Corp                                  5,526              145,444
Telephone & Data Systems Inc                    16,593              646,795
3Com Corp                                       61,772              278,592
Utstarcom Inc                                   15,917              101,550
Washington Post Co/The                             935              758,192
Westwood One Inc                                10,373               83,191
                                                               -------------
Total Communications                                              8,036,418
                                                               -------------

Consumer, Cyclical (14.03%)
Abercrombie & Fitch Co                          14,175              820,024
Advance Auto Parts Inc                          17,448              665,118
Aeropostale Inc                                  8,752              216,524
Airtran Holdings Inc                            14,141              173,934
Alaska Air Group Inc                             5,345              207,065
American Eagle Outfitters                       20,906              682,581
AnnTaylor Stores Corp                           11,487              441,790
Applebees International Inc                     12,164              245,956
ArvinMeritor Inc                                11,108              186,281
BJ's Wholesale Club Inc                         10,926              322,317
Bandag Inc                                       1,801               67,141
Barnes & Noble Inc                               8,363              319,299
Bob Evans Farms Inc                              5,816              162,208
Borders Group Inc                               10,565              219,329
BorgWarner Inc                                   9,227              606,952
Boyd Gaming Corp                                 6,937              312,165
Brinker International Inc                       13,642              500,661
CBRL Group Inc                                   4,929              184,492
CDW Corp                                         9,976              557,958
Callaway Golf Co                                10,626              141,645
Carmax Inc                                      16,938              538,798
Cheesecake Factory/The                          12,471              364,901
Chico's FAS Inc                                 29,196              875,004
Claire's Stores Inc                             16,050              436,079
Copart Inc                                      11,034              302,773
Dollar Tree Stores Inc                          16,845              445,213
Fastenal Co                                     19,938              857,334
Foot Locker Inc                                 24,793              598,999
Furniture Brands International Inc               7,964              171,385
GameStop Corp                                    9,100              390,754
GTECH Holdings Corp                             20,374              703,922
HNI Corp                                         8,207              428,405
Hovnanian Enterprises Inc                        5,759              183,309
Ingram Micro Inc                                18,400              317,584
International Speedway Corp                      5,433              263,718
JetBlue Airways Corp                            24,346              253,685
Lear Corp                                       10,672              252,926
MDC Holdings Inc                                 5,200              281,580
MSC Industrial Direct Co                         8,600              397,578
Macrovision Corp                                 8,061              181,695
Michaels Stores Inc                             21,523              836,599
Herman Miller Inc                               10,988              321,069
Modine Manufacturing Co                          5,317              124,950
Mohawk Industries Inc                            8,387              618,122
99 Cents Only Stores                             7,381               82,520
OSI Restaurant Partners Inc                     10,575              387,891
O'Reilly Automotive Inc                         18,098              573,526
Oshkosh Truck Corp                              11,900              628,915
Pacific Sunwear Of California                   11,738              257,649
Payless Shoesource Inc                          10,916              291,239
Petsmart Inc                                    22,289              594,671
Pier 1 Imports Inc                              13,956              118,486
Polo Ralph Lauren Corp                           9,800              553,700
Regis Corp                                       7,209              250,008
Ross Stores Inc                                 23,324              658,903
Ruby Tuesday Inc                                 9,222              256,464
Ryland Group Inc                                 7,433              365,778
Saks Inc                                        21,865              350,933
Scientific Games Corp                           10,500              400,365
Tech Data Corp                                   9,152              332,218
Thor Industries Inc                              5,515              265,161
Timberland Co                                    8,882              245,410
Toll Brothers Inc                               18,742              529,649
Urban Outfitters Inc                            17,524              325,421
Williams-Sonoma Inc                             18,564              671,089
                                                               -------------
Total Consuemr, Cyclical                                         25,319,819
                                                               -------------

Consumer, Non-Cyclical (15.69%)
Adesa Inc                                       14,253              324,398
Advanced Medical Optics Inc                     10,544              477,854
Affymetrix Inc                                  10,900              299,859
American Greetings Corp                         10,349              232,749
Apria Healthcare Group Inc                       6,872              131,942
Banta Corp                                       3,940              194,872
Beckman Coulter Inc                             10,187              563,341
Blyth Inc                                        4,097               86,652
Career Education Corp                           15,878              517,464
Cephalon Inc                                     9,705              579,583
Charles River Laboratories International Inc    11,519              461,221
ChoicePoint Inc                                 14,210              632,487
Church & Dwight Co Inc                          10,209              369,055
Community Health Systems Inc                    15,698              591,815
Corinthian Colleges Inc                         13,615              188,023
Corporate Executive Board Co                     6,318              642,667
Covance Inc                                     10,120              597,788
Cytyc Corp                                      18,618              489,281
Deluxe Corp                                      8,036              172,694
Dentsply International Inc                      12,639              755,812
DeVry Inc                                        9,001              220,525
Education Management Corp                       10,639              456,945
Edwards Lifesciences Corp                        9,539              422,959
Gartner Inc                                      8,831              138,205
Gen-Probe Inc                                    8,275              446,850
Health Net Inc                                  18,559              798,408
Hillenbrand Industries Inc                       9,917              501,205
Hormel Foods Corp                               11,548              414,689
ITT Educational Services Inc                     5,992              389,480
Intuitive Surgical Inc                           5,751              640,029
Invitrogen Corp                                  8,540              544,340
Kelly Services Inc                               3,006               81,342
Korn/Ferry International                         6,830              140,015
Laureate Education Inc                           7,897              372,975
LifePoint Hospitals Inc                          9,093              321,256
Lincare Holdings Inc                            15,456              576,509
MPS Group Inc                                   16,086              241,933
Manpower Inc                                    14,187              933,930
Martek Biosciences Corp                          5,056              128,170
Medicis Pharmaceutical Corp                      8,600              256,452
Millennium Pharmaceuticals Inc                  50,316              430,705
MoneyGram International Inc                     13,535              473,454
Navigant Consulting Inc                          7,700              155,617
Omnicare Inc                                    19,330              896,139
PDL BioPharma Inc                               17,908              362,637
Par Pharmaceutical Cos Inc                       5,482              125,812
PepsiAmericas Inc                                9,593              214,212
Perrigo Co                                      13,259              223,016
Pharmaceutical Product Development Inc          16,000              581,280
Quanta Services Inc                             19,028              316,816
Rent-A-Center Inc                               10,943              260,225
Rollins Inc                                      4,584               90,305
Ruddick Corp                                     5,308              124,420
Henry Schein Inc                                14,092              649,500
Scotts Miracle-Gro Co/The                        7,160              312,606
Sepracor Inc                                    17,138              887,234
Smithfield Foods Inc                            15,960              443,848
JM Smucker Co/The                                9,268              384,251
Sotheby's Holdings                               7,243              193,750
STERIS Corp                                     10,796              245,609
Techne Corp                                      6,354              347,437
Tootsie Roll Industries Inc                      4,009              121,593
Triad Hospitals Inc                             13,692              551,514
Tupperware Brands Corp                           8,657              178,074
United Rentals Inc                              10,643              346,749
Universal Corp/Richmond VA                       4,144              152,748
Universal Health Services Inc                    8,652              439,176
VCA Antech Inc                                  13,129              395,445
Valassis Communications Inc                      7,692              222,991
Valeant Pharmaceuticals International           14,717              253,132
Varian Medical Systems Inc                      21,339            1,000,799
Vertex Pharmaceuticals Inc                      17,686              610,167
                                                               -------------
Total Consumer, Non-Cyclical                                     28,327,035
                                                               -------------

Diversified (0.47%)
Leucadia National Corp                          13,285              850,771
                                                       ---------------------
Total Diversified                                                   850,771
                                                       ---------------------

Energy East Corp (11.37%)
Arch Coal Inc                                   23,020            1,113,017
Cameron International Corp                      18,712              877,593
Denbury Resources Inc                           18,632              588,771
ENSCO International Inc                         24,791            1,239,302
Equitable Resources Inc                         19,316              649,983
FMC Technologies Inc                            10,960              731,470
Forest Oil Corp                                  8,659              282,630
Grant Prideco Inc                               21,038            1,010,666
Hanover Compressor Co                           14,781              265,615
Helmerich & Payne Inc                            8,414              553,305
National Fuel Gas Co                            13,402              479,792
Newfield Exploration Co                         20,736              886,049
Noble Energy Inc                                28,418            1,235,046
Patterson-UTI Energy Inc                        27,904              834,330
Peabody Energy Corp                             42,700            2,661,918
Pioneer Natural Resources Co                    20,730              845,991
Plains Exploration & Production Co              12,468              445,108
Pogo Producing Co                                9,542              429,963
Pride International Inc                         26,080              843,688
Questar Corp                                    13,708            1,010,143
Quicksilver Resources Inc                       10,600              371,742
Smith International Inc                         32,420            1,327,923
Southwestern Energy Co                          27,000              872,100
Tidewater Inc                                    9,797              496,904
Western Gas Resources Inc                        9,401              460,743
                                                               -------------
Total Energy                                                     20,513,790
                                                               -------------

Financial (16.81%)
AMB Property Corp                               14,092              696,568
American Financial Group Inc/OH                  7,455              314,303
AmeriCredit Corp                                20,793              603,829
AmerUs Group Co                                  6,117              355,642
Associated Banc-Corp                            21,923              724,774
Astoria Financial Corp                          13,782              417,043
Bank of Hawaii Corp                              8,321              422,124
WR Berkley Corp                                 27,269              937,236
Brown & Brown Inc                               17,664              538,222
Cathay General Bancorp                           8,000              287,120
City National Corp/Beverly Hills CA              6,750              490,928
Colonial BancGroup Inc/The                      24,837              662,154
Commerce Bancorp Inc/NJ                         28,007            1,100,395
Cullen/Frost Bankers Inc                         7,658              434,209
Developers Diversified Realty Corp              17,576              899,012
Eaton Vance Corp                                20,682              548,487
AG Edwards Inc                                  12,208              654,349
Fidelity National Financial Inc                 28,001            1,161,761
First American Corp                             15,183              637,231
First Niagara Financial Group Inc               17,934              252,690
FirstMerit Corp                                 12,623              290,455
Arthur J Gallagher & Co                         15,122              401,943
Greater Bay Bancorp                              8,051              240,000
HCC Insurance Holdings Inc                      17,892              549,105
Hanover Insurance Group Inc/The                  8,707              412,276
Highwoods Properties Inc                         8,559              265,329
Horace Mann Educators Corp                       6,562              109,914
Hospitality Properties Trust                    11,361              479,093
Independence Community Bank Corp                11,893              499,268
IndyMac Bancorp Inc                             10,227              469,419
Investors Financial Services Corp               10,581              462,813
Jefferies Group Inc                             16,328              477,431
Liberty Property Trust                          14,028              597,312
Macerich Co/The                                 11,541              795,290
Mack-Cali Realty Corp                            9,777              419,238
Mercantile Bankshares Corp                      19,871              714,362
Mercury General Corp                             5,600              313,320
New Plan Excel Realty Trust                     16,555              390,864
New York Community Bancorp Inc                  42,234              703,618
Ohio Casualty Corp                              10,269              306,735
Old Republic International Corp                 36,995              790,583
PMI Group Inc/The                               14,214              646,737
Protective Life Corp                            11,018              488,318
Radian Group Inc                                13,370              817,174
Raymond James Financial Inc                     14,010              410,633
Regency Centers Corp                            10,959              675,184
SVB Financial Group                              5,620              270,996
Stancorp Financial Group Inc                     8,834              431,276
TCF Financial Corp                              18,028              481,348
Texas Regional Bancshares Inc                    7,232              228,459
United Dominion Realty Trust Inc                21,659              585,010
Unitrin Inc                                      7,251              324,917
Waddell & Reed Financial Inc                    13,504              300,869
Washington Federal Inc                          13,798              316,526
Webster Financial Corp                           8,567              415,414
Weingarten Realty Investors                     12,787              484,116
Westamerica Bancorporation                       5,020              243,671
Wilmington Trust Corp                           10,806              461,524
Everest Re Group Ltd                            10,420              931,027
                                                               -------------
Total Financial                                                  30,339,646
                                                               -------------

Industrial (14.80%)
AGCO Corp                                       14,348              350,952
Alexander & Baldwin Inc                          6,922              313,221
Alliance Data Systems Corp                      10,716              568,698
Alliant Techsystems Inc                          5,872              458,368
Ametek Inc                                      11,160              509,231
Amphenol Corp                                   14,376              798,587
Arrow Electronics Inc                           19,483              633,198
Avnet Inc                                       23,598              521,044
Beazer Homes USA Inc                             6,600              328,350
Brink's Co/The                                   7,813              429,324
CH Robinson Worldwide Inc                       27,602            1,215,592
Carlisle Cos Inc                                 4,658              378,230
Con-way Inc                                      8,452              499,429
Crane Co                                         7,909              317,784
DRS Technologies Inc                             6,400              340,864
Donaldson Co Inc                                10,828              359,598
Dycom Industries Inc                             6,201              133,570
Energizer Holdings Inc                          10,089              527,251
Expeditors International Washington Inc         17,144            1,687,827
Federal Signal Corp                              7,404              113,133
Florida Rock Industries Inc                      7,500              394,500
Flowserve Corp                                   9,093              483,566
GATX Corp                                        8,018              348,061
Gentex Corp                                     24,670              357,468
Graco Inc                                       10,849              498,729
Granite Construction Inc                         5,096              210,618
Harsco Corp                                      6,627              536,920
Hubbell Inc                                      9,623              484,518
JB Hunt Transport Services Inc                  19,652              480,884
Jacobs Engineering Group Inc                     9,432              735,979
Joy Global Inc                                  19,850            1,066,739
Kemet Corp                                      13,751              131,460
Kennametal Inc                                   6,327              378,355
Lancaster Colony Corp                            3,989              155,451
Martin Marietta Materials Inc                    7,376              674,978
Mine Safety Appliances Co                        4,100              168,961
Nordson Corp                                     5,352              249,671
Overseas Shipholding Group                       4,584              235,388
Packaging Corp of America                        9,625              205,013
Pentair Inc                                     16,395              560,053
Plexus Corp                                      7,012              275,782
Precision Castparts Corp                        21,624            1,246,191
Republic Services Inc                           19,503              795,722
Roper Industries Inc                            13,800              646,392
SPX Corp                                         9,673              508,897
Sequa Corp                                         959               77,439
Sonoco Products Co                              15,751              498,992
Stericycle Inc                                   7,030              468,690
Swift Transportation Co Inc                      8,557              245,072
Tecumseh Products Co                             2,574               55,882
Teleflex Inc                                     6,512              399,446
Timken Co                                       13,500              424,305
Trinity Industries Inc                           6,924              431,642
Varian Inc                                       4,971              218,774
Vishay Intertechnology Inc                      29,221              474,841
Werner Enterprises Inc                           7,985              155,468
Worthington Industries                          11,493              195,726
YRC Worldwide Inc                                9,189              362,414
Zebra Technologies Corp                         11,184              394,907
                                                               -------------
Total Industrial                                                 26,718,142
                                                               -------------

Technology (9.78%)
Activision Inc                                  44,562              582,425
Acxiom Corp                                     12,466              293,948
Advent Software Inc                              2,409               79,039
Anteon International Corp                        5,200              286,104
Atmel Corp                                      68,592              329,242
BISYS Group Inc/The                             19,125              282,094
CSG Systems International Inc                    7,566              176,136
Cadence Design Systems Inc                      45,661              823,724
Ceridian Corp                                   23,086              561,682
Cognizant Technology Solutions Corp             22,249            1,312,691
Credence Systems Corp                           15,279               69,672
Cree Inc                                        12,081              309,878
Cypress Semiconductor Corp                      21,479              326,051
DST Systems Inc                                 10,168              597,878
Diebold Inc                                     11,158              474,327
Dun & Bradstreet Corp                           10,757              783,863
Fair Isaac Corp                                 10,398              369,857
Fairchild Semiconductor International Inc       19,560              341,713
Fidelity National Information Services Inc      14,861              545,993
Jack Henry & Associates Inc                     12,101              227,015
Imation Corp                                     5,529              212,756
Integrated Device Technology Inc                31,677              454,248
International Rectifier Corp                    11,255              501,410
Intersil Corp                                   22,884              613,520
Lam Research Corp                               22,554            1,010,194
Lattice Semiconductor Corp                      17,999              108,534
MEMC Electronic Materials Inc                   26,600              931,532
McData Corp                                     23,849               90,149
Mentor Graphics Corp                            12,132              152,499
Micrel Inc                                      10,145              114,233
Microchip Technology Inc                        34,396            1,179,783
National Instruments Corp                        8,825              247,188
Reynolds & Reynolds Co/The                       7,900              221,279
SEI Investments Co                              10,111              458,938
SRA International Inc                            5,900              185,614
Semtech Corp                                    11,712              196,059
Silicon Laboratories Inc                         7,136              278,375
Sybase Inc                                      14,271              290,700
Synopsys Inc                                    22,875              467,336
Transaction Systems Architects Inc               5,905              230,649
Triquint Semiconductor Inc                      21,558              111,239
Western Digital Corp                            35,367              719,718
Wind River Systems Inc                          11,457              108,269
                                                               -------------
Total Technology                                                 17,657,557
                                                               -------------

Utilities (6.57%)
AGL Resources Inc                               12,346              451,493
Alliant Energy Corp                             18,932              651,261
Aqua America Inc                                20,421              479,077
Aquila Inc                                      59,270              255,454
Black Hills Corp                                 5,271              178,318
DPL Inc                                         20,280              543,504
Duquesne Light Holdings Inc                     12,335              200,197
Energy East Corp                                23,442              558,857
Great Plains Energy Inc                         11,868              330,761
Hawaiian Electric Industries Inc                12,809              344,178
Idacorp Inc                                      6,734              224,983
MDU Resources Group Inc                         19,348              686,467
Northeast Utilities                             24,762              500,935
NSTAR                                           16,986              469,833
OGE Energy Corp                                 14,400              448,272
Oneok Inc                                       18,934              635,993
PNM Resources Inc                               11,082              280,042
Pepco Holdings Inc                              30,596              702,484
Puget Energy Inc                                18,287              387,502
SCANA Corp                                      18,441              702,971
Sierra Pacific Resources                        31,819              440,693
Thomas & Betts Corp                              8,439              485,243
Vectren Corp                                    12,115              321,411
WGL Holdings Inc                                 7,705              221,904
WPS Resources Corp                               6,354              310,202
Westar Energy Inc                               13,785              293,758
Wisconsin Energy Corp                           18,852              751,629
                                                               -------------
Total Utilities                                                  11,857,422
                                                               -------------
Total Common Stock (Cost $132,541,071)                          176,253,607
                                                               -------------

Short-Term Investments (2.25%)               PAR VALUE
United States Treasury Bill 07/06/2006         400,000              398,228
United States Treasury Bill 07/20/2006         400,000              397,493
United States Treasury Bill 08/17/2006       3,100,000            3,069,264
United States Treasury Bill 08/24/2006         200,000              197,805
                                                               -------------
Total Short-Term Investments (Cost $4,062,038)                    4,062,789
                                                               -------------

Total Investments (Cost $136,603,109) (a) (99.90%)              180,316,396
Net Other Assets (0.10%)                                            181,489
                                                               -------------
Net Assets (100%)                                              $180,497,885
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$136,603,109. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                        $ 52,588,900
Unrealized (Depreciation)                                        (8,875,613)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                     $ 43,713,287
                                                               -------------

June 06 S&P MIDCAP MINI FUTURES HELD               55
Unrealized Appreciation (Depreciation)      $ (185,201)

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (93.36%)
Basic Materials (3.78%)                         Shares             Value
AMCOL International Corp                         1,466         $     39,626
Arch Chemicals Inc                               1,194               41,492
Brush Engineered Materials Inc                     769               15,895
Buckeye Technologies Inc                         1,716               13,402
Caraustar Industries Inc                         1,296               11,418
Carpenter Technology Corp                        1,224              136,843
Century Aluminum Co                              1,151               47,939
Chaparral Steel Co                               1,286               78,999
Cleveland-Cliffs Inc                             1,296               95,412
Deltic Timber Corp                                 590               33,866
HB Fuller Co                                     1,662               80,192
Georgia Gulf Corp                                1,993               64,234
MacDermid Inc                                    1,555               48,392
Material Sciences Corp                             683                7,574
OM Group Inc                                     1,455               46,094
Omnova Solutions Inc                             1,854               11,272
Penford Corp                                       400                5,508
PolyOne Corp                                     5,408               51,106
Pope & Talbot Inc                                  726                4,516
Quaker Chemical Corp                               439                7,516
RTI International Metals Inc                     1,366               82,028
Reliance Steel & Aluminum Co                     1,663              134,054
Rock-Tenn Co                                     1,817               28,109
Ryerson Inc                                      1,452               37,897
Schulman A Inc                                   1,547               37,360
Schweitzer-Mauduit International Inc               770               19,535
Steel Technologies Inc                             654               12,269
Wausau Paper Corp                                2,594               34,682
Wellman Inc                                      1,480                6,468
                                                               -------------
Total Basic Materials                                             1,233,697
                                                               -------------

Communications (3.22%)
Adaptec Inc                                      5,637               25,197
Advo Inc                                         1,857               49,526
Aeroflex Inc                                     3,808               44,592
Anixter International Inc                        1,885               91,856
Applied Signal Technology Inc                      560                9,828
Audiovox Corp                                    1,050               12,810
Black Box Corp                                     903               46,640
Blue Coat Systems Inc                              700               11,116
C-COR Inc                                        2,207               15,140
Commonwealth Telephone Enterprises Inc           1,151               38,041
Comtech Telecommunications Corp                  1,000               30,060
Digital Insight Corp                             1,774               57,389
Ditech Networks Inc                              1,700               15,368
4Kids Entertainment Inc                            613               10,182
General Communication Inc                        2,942               38,481
Harmonic Inc                                     3,354               15,093
Infospace Inc                                    1,400               31,738
Internet Security Systems                        1,984               40,632
j2 Global Communications Inc                     2,976               79,043
MIVA Inc                                         1,508                6,334
Netgear Inc                                      1,900               44,479
Network Equipment Technologies Inc               1,066                3,134
Novatel Wireless Inc                             1,500               16,710
PC-Tel Inc                                         942                9,298
Secure Computing Corp                            3,100               27,528
Symmetricom Inc                                  2,100               15,225
Thomas Nelson Inc                                  657               19,546
Tollgrade Communications Inc                       630                6,061
Tronox Inc                                       2,300               29,739
Ventiv Health Inc                                1,600               47,264
Viasat Inc                                       1,352               34,476
WebEx Communications Inc                         2,060               67,671
Websense Inc                                     2,754               61,001
                                                               -------------
Total Communications                                              1,051,197
                                                               -------------

Consumer, Cyclical (16.39%)
ASV Inc                                            900               18,405
Angelica Corp                                      425                8,164
Arctic Cat Inc                                   1,013               18,578
Ashworth Inc                                       600                5,412
Aztar Corp                                       2,072              107,454
Bally Total Fitness Holding Corp                 1,577               12,458
Bassett Furniture Industries Inc                   556                9,446
Bell Microproducts Inc                           1,276                7,707
Brightpoint Inc                                  2,880               61,574
Brown Shoe Co Inc                                1,397               49,146
Building Material Holding Corp                   1,680               47,914
CEC Entertainment Inc                            1,917               63,951
Casey's General Stores Inc                       2,965               66,386
Cash America International Inc                   1,744               53,663
Cato Corp/The                                    1,862               43,925
Champion Enterprises Inc                         4,414               52,527
Childrens Place Retail Stores Inc/The            1,278               74,341
Christopher & Banks Corp                         1,875               50,513
Coachmen Industries Inc                            746                8,243
Cost Plus Inc                                    1,125               16,999
Dress Barn Inc                                   2,616               61,188
Ethan Allen Interiors Inc                        1,913               72,809
Finish Line                                      2,500               32,000
Fleetwood Enterprises Inc                        3,730               35,062
Fred's Inc                                       2,010               29,266
Frontier Airlines Holdings Inc                   1,612                9,978
G&K Services Inc                                 1,071               41,362
Genesco Inc                                      1,318               46,380
Group 1 Automotive Inc                           1,153               70,068
Guitar Center Inc                                1,549               74,584
Gymboree Corp                                    1,569               55,527
Hancock Fabrics Inc /DE                            863                2,848
Haverty Furniture Cos Inc                        1,157               16,221
Hibbett Sporting Goods Inc                       2,104               54,409
HOT Topic Inc                                    2,397               33,174
Ihop Corp                                        1,098               52,726
Insight Enterprises Inc                          2,482               45,023
Interface Inc                                    2,381               27,334
Jack in the Box Inc                              1,872               77,988
Jakks Pacific Inc                                1,604               31,262
Jo-Ann Stores Inc                                1,070               17,762
JOS A Bank Clothiers Inc                           750               27,240
K-Swiss Inc                                      1,313               34,637
K2 Inc                                           2,726               30,068
Kellwood Co                                      1,393               43,448
LKQ Corp                                         2,600               50,830
La-Z-Boy Inc                                     2,673               39,988
Landry's Restaurants Inc                           826               25,284
Lenox Group Inc                                    632                6,421
Libbey Inc                                         640                7,277
Lone Star Steakhouse & Saloon Inc                1,092               28,425
Longs Drug Stores Corp                           1,414               65,101
M/I Homes Inc                                      700               25,200
Marcus Corp                                      1,435               25,270
MarineMax Inc                                      800               23,016
Men's Wearhouse Inc                              3,043              103,066
Meritage Homes Corp                              1,350               72,347
Mesa Air Group Inc                               1,462               14,006
Mobile Mini Inc                                  1,728               54,173
Monaco Coach Corp                                1,505               19,625
Multimedia Games Inc                             1,431               16,042
NVR Inc                                            240              146,160
National Presto Industries Inc                     327               17,756
Nautilus Inc                                     1,674               28,291
O'Charleys Inc                                     966               16,084
Oshkosh Truck Corp                               4,118              217,636
Owens & Minor Inc                                2,315               68,756
Oxford Industries Inc                              832               33,546
PF Chang's China Bistro Inc                      1,512               62,612
Panera Bread Co                                  1,847              119,612
Papa John's International Inc                    1,264               39,765
PEP Boys-Manny Moe & Jack                        3,075               41,666
Phillips-Van Heusen                              1,978               70,120
Pinnacle Entertainment Inc                       2,726               84,370
Polaris Industries Inc                           2,404              107,050
Pool Corp                                        3,036              131,125
Quiksilver Inc                                   6,824               85,027
Rare Hospitality International Inc               1,744               53,628
Red Robin Gourmet Burgers Inc                      800               33,560
Russell Corp                                     1,674               30,551
Ryan's Restaurant Group Inc                      2,086               25,804
Scansource Inc                                     643               37,860
School Specialty Inc                             1,375               49,555
Select Comfort Corp                              1,867               61,163
Shuffle Master Inc                               1,755               63,987
Skyline Corp                                       400               14,792
Skywest Inc                                      3,379               78,494
Sonic Corp                                       5,169              112,891
Sonic Automotive Inc                             1,573               37,642
Stage Stores Inc                                 1,338               43,552
Standard Motor Products Inc                        916                7,246
Standard-Pacific Corp                            3,990              119,979
Steak N Shake Co/The                             1,277               20,917
Stein Mart Inc                                   1,360               21,080
Stride Rite Corp                                 1,831               23,052
Superior Industries International                1,200               22,068
Too Inc                                          1,767               72,447
Toro Co                                          2,494              120,385
Tractor Supply Co                                1,961              109,051
Triarc Cos Inc                                   3,265               49,595
Tuesday Morning Corp                             1,500               24,105
Ultimate Electronics Inc                           680                    -
United Stationers Inc                            1,737               80,632
WMS Industries Inc                               1,145               29,701
Wabash National Corp                             1,723               28,946
Watsco Inc                                       1,366               76,510
Winnebago Industries                             1,700               48,246
Wolverine World Wide Inc                         3,060               70,196
World Fuel Services Corp                         1,600               79,920
Zale Corp                                        2,667               62,621
                                                               -------------
Total Consumer, Cyclical                                          5,354,995
                                                               -------------

Consumer, Non-Cyclical (16.01%)
ABM Industries Inc                               2,008               34,839
Aaron Rents Inc                                  2,547               68,769
Administaff Inc                                  1,236               47,499
Alliance One International Inc                   4,676               20,200
Alpharma Inc                                     2,187               51,220
Amedisys Inc                                       943               33,712
American Italian Pasta Co                          860                6,304
American Medical Systems Holdings Inc            4,020               79,475
AMERIGROUP Corp                                  3,038               87,191
Amsurg Corp                                      1,551               37,364
Arbitron Inc                                     1,587               63,258
Arqule Inc                                       1,302                7,031
Arthrocare Corp                                  1,479               62,473
Biolase Technology Inc                           1,245                9,263
Biosite Inc                                      1,003               45,125
Bowne & Co Inc                                   1,795               26,028
Bradley Pharmaceuticals Inc                        786               10,171
CDI Corp                                           607               17,876
CPI Corp                                           380                9,979
CNS Inc                                            700               15,967
Cambrex Corp                                     1,239               25,028
Centene Corp                                     2,478               64,552
Central Parking Corp                               968               13,852
Chemed Corp                                      1,544               83,144
Coinstar Inc                                     1,600               37,568
Conmed Corp                                      1,525               29,646
Connetics Corp                                   1,800               21,150
Consolidated Graphics Inc                          696               35,454
Cooper Cos Inc/The                               2,576              121,974
Corn Products International Inc                  4,342              115,845
Cross Country Healthcare Inc                     1,040               18,335
CryoLife Inc                                     1,113                5,020
Cyberonics Inc                                   1,199               29,963
DJO Inc                                          1,097               42,070
Datascope Corp                                     759               26,041
Delta & Pine Land Co                             1,965               55,649
Diagnostic Products Corp                         1,391               80,289
Enzo Biochem Inc                                 1,519               15,722
First Horizon Pharmaceutical Corp                1,600               33,776
Flowers Foods Inc                                2,891               84,041
Fossil Inc                                       2,520               45,940
Genesis HealthCare Corp                          1,100               51,777
Gentiva Health Services Inc                      1,227               21,313
Gevity HR Inc                                    1,500               40,695
Great Atlantic & Pacific Tea Co                    919               23,159
Haemonetics Corp/Mass                            1,591               80,346
Hain Celestial Group Inc                         1,870               48,003
Hansen Natural Corp                                700              129,409
John H Harland Co                                1,445               61,889
Healthcare Services Group                        1,200               24,372
Healthways Inc                                   1,971              104,739
Heidrick & Struggles International Inc             972               34,331
Hologic Inc                                      2,592              102,358
Hooper Holmes Inc                                3,007                9,051
ICU Medical Inc                                    655               27,163
Idexx Laboratories Inc                           1,782              136,198
Immucor Inc                                      3,940               71,669
Integra LifeSciences Holdings Corp                 965               37,095
Invacare Corp                                    1,604               45,425
J&J Snack Foods Corp                               834               26,980
Kensey Nash Corp                                   574               16,904
LCA-Vision Inc                                   1,173               63,741
Labor Ready Inc                                  2,823               65,352
Lance Inc                                        1,352               32,205
Laserscope                                       1,100               23,320
Live Nation Inc                                  4,000               91,200
MGI Pharma Inc                                   4,514               81,297
Matria Healthcare Inc                            1,200               34,632
MAXIMUS Inc                                      1,113               35,382
Mentor Corp                                      2,255               91,079
Merit Medical Systems Inc                        1,295               14,828
Midas Inc                                          700               14,539
NBTY Inc                                         2,925               76,694
NCO Group Inc                                    1,615               42,491
Nash Finch Co                                      581               13,497
Natures Sunshine Prods Inc                         669                7,225
Noven Pharmaceuticals Inc                        1,200               21,024
Odyssey HealthCare Inc                           1,878               30,630
On Assignment Inc                                1,167               13,794
Osteotech Inc                                      821                3,695
Parexel International Corp                       1,339               38,429
Pediatrix Medical Group Inc                      2,714              125,360
Peet's Coffee & Tea Inc                            600               17,394
Performance Food Group Co                        1,978               64,463
Playtex Products Inc                             3,200               36,800
PolyMedica Corp                                  1,391               53,400
Possis Medical Inc                                 932                7,493
Pre-Paid Legal Services Inc                        540               18,868
Ralcorp Holdings Inc                             1,500               62,715
Regeneron Pharmaceuticals Inc                    2,656               34,369
RehabCare Group Inc                                746               12,585
Resmed Inc                                       4,170              189,568
Respironics Inc                                  4,174              141,999
Rewards Network Inc                              1,161                9,752
Russ Berrie & Co Inc                               958               12,454
SFBC International Inc                             739               11,491
Sanderson Farms Inc                                718               21,985
Savient Pharmaceuticals Inc                      2,760               15,870
Sierra Health Services Inc                       2,964              122,117
Spherion Corp                                    3,098               25,899
Standard Register Co/The                           613                7,957
Startek Inc                                        740               11,159
Sourcecorp                                         750               18,660
Sunrise Senior Living Inc                        2,100               70,329
SurModics Inc                                      809               31,478
Theragenics Corp                                 1,389                4,709
TreeHouse Foods Inc                              1,600               39,984
USANA Health Sciences Inc                          500               18,805
United Natural Foods Inc                         2,400               79,440
United Surgical Partners International Inc       2,563               79,735
Universal Technical Institute Inc                1,300               32,175
Vertrue Inc                                        521               20,293
Viad Corp                                        1,109               34,035
Viasys Healthcare Inc                            1,879               47,332
Vital Signs Inc                                    295               14,756
Volt Information Sciences Inc                      731               21,842
WD-40 Co                                           826               26,870
Watson Wyatt Worldwide Inc                       2,252               80,712
                                                               -------------
Total Consumer, Non-Cyclical                                      5,231,583
                                                               -------------

Energy (7.82%)
Atwood Oceanics Inc                              1,422               69,351
Cabot Oil & Gas Corp                             2,832              124,240
CARBO Ceramics Inc                               1,024               51,476
Cimarex Energy Co                                4,823              195,621
Dril-Quip Inc                                      400               31,492
Frontier Oil Corp                                3,122              174,832
Headwaters Inc                                   2,223               61,021
Helix Energy Solutions Group Inc                 4,522              160,350
Hydril                                           1,174               87,921
Input/Output Inc                                 3,753               36,254
Lone Star Technologies Inc                       1,776               86,136
Lufkin Industries Inc                              900               54,441
Massey Energy Co                                 4,494              167,716
Maverick Tube Corp                               2,472              119,150
Oceaneering International Inc                    1,580              118,500
Penn Virginia Corp                               1,100               74,690
Petroleum Development Corp                       1,015               36,987
Remington Oil & Gas Corp                         1,386               58,683
St Mary Land & Exploration Co                    3,328              130,092
SEACOR Holdings Inc                              1,251              101,957
Stone Energy Corp                                1,567               78,115
Swift Energy Co                                  1,722               69,156
Tetra Technologies Inc                           4,034              117,268
Unit Corp                                        2,646              158,548
Veritas DGC Inc                                  2,015               95,168
W-H Energy Services Inc                          1,708               96,229
                                                               -------------
Total Energy                                                      2,555,394
                                                               -------------

Financial (13.93%)
Acadia Realty Trust                              1,700               36,363
Anchor Bancorp Wisconsin Inc                     1,149               33,493
BankAtlantic Bancorp Inc                         2,300               33,810
Bankunited Financial Corp                        1,838               57,015
Boston Private Financial Holdings Inc            1,801               54,030
Brookline Bancorp Inc                            3,628               51,953
Central Pacific Financial Corp                   1,600               57,552
Chittenden Corp                                  2,761               74,685
Colonial Properties Trust                        2,586              115,594
Community Bank System Inc                        1,600               31,024
Delphi Financial Group                           1,614               85,332
Dime Community Bancshares                        1,914               27,064
Downey Financial Corp                            1,234               84,035
East West Bancorp Inc                            3,306              132,075
EastGroup Properties Inc                         1,200               52,836
Entertainment Properties Trust                   1,484               60,918
Essex Property Trust Inc                         1,274              135,681
Fidelity Bankshares Inc                          1,100               35,651
Financial Federal Corp                           1,588               44,416
First Bancorp/Puerto Rico                        4,128               43,881
First Commonwealth Financial Corp                4,000               52,400
First Midwest Bancorp Inc/IL                     2,689               94,545
First Republic Bank/San Francisco CA             1,219               51,222
FirstFed Financial Corp                            870               50,321
Flagstar Bancorp Inc                             1,822               29,407
Franklin Bank Corp/Houston TX                    1,200               23,880
Fremont General Corp                             3,856               78,007
Glacier Bancorp Inc                              1,600               46,816
Glenborough Realty Trust Inc                     1,638               32,613
Hanmi Financial Corp                             2,300               44,091
Harbor Florida Bancshares Inc                    1,100               40,436
Hilb Rogal & Hobbs Co                            1,850               71,984
Independent Bank Corp/MI                         1,100               29,645
Infinity Property & Casualty Corp                1,100               46,882
Investment Technology Group Inc                  2,351              111,202
Irwin Financial Corp                               950               19,570
Kilroy Realty Corp                               1,657              109,909
LTC Properties Inc                               1,100               24,156
LaBranche & Co Inc                               3,500               45,290
LandAmerica Financial Group Inc                    971               64,979
Lexington Corporate Properties Trust             3,070               62,444
MAF Bancorp Inc                                  1,677               72,597
Nara Bancorp Inc                                 1,163               22,562
National Retail Properties Inc                   3,152               60,834
New Century Financial Corp                       3,282              152,843
Parkway Properties Inc/Md                          865               34,038
Philadelphia Consolidated Holding Co             3,090              102,434
Piper Jaffray Cos                                1,018               64,429
Portfolio Recovery Associates Inc                  800               39,416
Presidential Life Corp                           1,505               37,640
ProAssurance Corp                                1,796               84,789
PrivateBancorp Inc                               1,017               44,829
Prosperity Bancshares Inc                        1,100               35,519
Provident Bankshares Corp                        1,686               59,482
RLI Corp                                         1,292               61,112
Republic Bancorp Inc/MI                          3,974               43,197
SCPIE Holdings Inc                                 473               11,111
SWS Group Inc                                      787               18,282
Selective Insurance Group                        1,622               88,399
Shurgard Storage Centers Inc                     2,759              160,877
South Financial Group Inc/The                    4,340              120,435
Sovran Self Storage Inc                            959               45,236
Sterling Bancshares Inc/TX                       2,297               39,256
Sterling Financial Corp/WA                       2,038               61,222
Stewart Information Services Corp                  928               35,273
Susquehanna Bancshares Inc                       2,763               63,107
Trustco Bank Corp NY                             3,818               41,960
UCBH Holdings Inc                                5,434               96,073
Umpqua Holdings Corp                             2,593               68,300
United Bankshares Inc                            1,934               68,212
United Fire & Casualty Co                          900               28,215
Whitney Holding Corp                             3,726              134,658
Wintrust Financial Corp                          1,238               63,547
World Acceptance Corp                              952               30,626
Zenith National Insurance Corp                   2,073               82,920
                                                               -------------
Total Financial                                                   4,550,636
                                                               -------------

Industrial (19.29%)
AAR Corp                                         2,078               50,038
Acuity Brands Inc                                2,585              103,142
Advanced Energy Industries Inc                   1,553               21,897
Albany International Corp                        1,699               67,892
Aleris International Inc                         1,765               76,301
Analogic Corp                                      700               39,991
Apogee Enterprises Inc                           1,275               19,125
Applied Industrial Technologies Inc              1,491               57,478
Aptargroup Inc                                   2,075              109,145
Arkansas Best Corp                               1,481               61,032
Armor Holdings Inc                               1,673               95,562
Astec Industries Inc                               914               31,570
Baldor Electric Co                               1,689               50,282
Barnes Group Inc                                   885               36,542
Bel Fuse Inc                                       579               18,169
Belden CDT Inc                                   2,364               75,246
Benchmark Electronics Inc                        3,608               87,350
Brady Corp                                       2,844              113,220
Briggs & Stratton Corp                           3,004               97,330
Bristow Group Inc                                1,161               41,808
C&D Technologies Inc                             1,187                7,834
CTS Corp                                         1,721               23,371
AM Castle & Co                                     759               21,024
Ceradyne Inc                                     1,521               66,422
Checkpoint Systems Inc                           2,228               50,331
Chesapeake Corp                                  1,001               13,694
Clarcor Inc                                      3,004               94,476
Cognex Corp                                      2,720               68,299
Coherent Inc                                     1,849               60,888
Commercial Metals Co                             6,756              166,265
Cubic Corp                                         771               14,456
Curtiss-Wright Corp                              2,554               86,325
Cymer Inc                                        2,086               96,770
Daktronics Inc                                     943               44,915
Dionex Corp                                      1,077               58,007
Drew Industries Inc                                800               25,360
EGL Inc                                          1,882               84,822
EDO Corp                                         1,023               26,772
Electro Scientific Industries Inc                1,341               26,672
ElkCorp                                          1,011               29,066
EMCOR Group Inc                                  1,852               89,063
EnPro Industries Inc                             1,100               38,236
Esterline Technologies Corp                      1,486               60,941
FEI Co                                           1,705               39,897
Flir Systems Inc                                 4,050              103,397
Forward Air Corp                                 1,656               61,968
Gardner Denver Inc                               1,513              114,171
GenCorp Inc                                      2,884               52,316
Gerber Scientific Inc                            1,029               10,753
Greatbatch Inc                                   1,017               23,076
Griffon Corp                                     1,420               38,539
Heartland Express Inc                            3,131               52,789
HUB Group Inc                                    1,100               52,052
IDEX Corp                                        3,073              148,580
Insituform Technologies Inc                      1,227               31,411
Intermagnetics General Corp                      2,241               52,148
Intermet Corp                                    1,230                    -
Itron Inc                                        1,470               87,906
JLG Industries Inc                               6,082              132,284
Kaman Corp                                       1,048               19,493
Kansas City Southern                             4,315              114,477
Kaydon Corp                                      1,447               60,383
Keithley Instruments Inc                           720                9,180
Kirby Corp                                       1,458              109,540
Knight Transportation Inc                        3,384               64,431
Landstar System Inc                              3,458              152,809
Lawson Products                                    456               16,776
Lennox International Inc                         3,319               94,492
Lindsay Manufacturing Co                           549               12,105
Littelfuse Inc                                   1,132               39,654
Lydall Inc                                         745                6,750
Magnetek Inc                                     1,366                3,675
Manitowoc Co Inc/The                             3,542              162,897
Methode Electronics Inc                          1,654               15,779
Moog Inc                                         2,002               69,610
Mueller Industries Inc                           2,095               68,402
Myers Industries Inc                             1,536               24,422
NCI Building Systems Inc                         1,100               66,704
NS Group Inc                                     1,100               54,912
Neenah Paper Inc                                   750               23,010
Old Dominion Freight Line                        1,500               46,215
Park Electrochemical Corp                        1,018               32,342
Paxar Corp                                       2,034               43,263
Photon Dynamics Inc                                781               12,457
Planar Systems Inc                                 664                8,884
Quanex Corp                                      2,196               86,347
Regal-Beloit Corp                                1,574               75,442
Robbins & Myers Inc                                666               15,611
Rogers Corp                                        850               48,416
Shaw Group Inc/The                               4,644              123,716
Simpson Manufacturing Co Inc                     1,890               65,564
AO Smith Corp                                    1,208               53,092
SBS Technologies Inc                               723               11,915
Sonic Solutions Inc                              1,173               17,900
Spectrum Brands Inc                              2,267               35,139
Standex International Corp                         564               16,553
Sturm Ruger & Co Inc                             1,292                7,946
Technitrol Inc                                   2,070               47,237
Teledyne Technologies Inc                        1,966               67,336
Tetra Tech Inc                                   3,368               59,277
Texas Industries Inc                             1,386               67,872
Tredegar Corp                                    1,971               27,929
Trimble Navigation Ltd                           3,100              142,414
Triumph Group Inc                                  814               38,445
URS Corp                                         2,504              106,145
Universal Forest Products Inc                      881               57,908
Valmont Industries Inc                             824               39,470
Vicor Corp                                       1,051               18,708
Waste Connections Inc                            2,739              105,315
Watts Water Technologies Inc                     1,255               43,021
Wolverine Tube Inc                                 570                1,778
Woodward Governor Co                             1,737               54,993
X-Rite Inc                                         987               11,528
                                                               -------------
Total Industrial                                                  6,288,089
                                                               -------------

Technology (8.77%)
ATMI Inc                                         2,001               52,426
Actel Corp                                       1,218               16,906
Agilysys Inc                                     1,491               24,602
Altiris Inc                                      1,400               24,430
Ansys Inc                                        1,876               94,625
Avid Technology Inc                              2,399               94,497
Axcelis Technologies Inc                         5,102               32,500
Brooks Automation Inc                            4,331               52,318
CACI International Inc                           1,795              109,351
Captaris Inc                                     1,544                7,164
Carreker Corp                                    1,093                6,033
Catapult Communications Corp                       597                7,343
Cerner Corp                                      3,570              135,589
Ciber Inc                                        2,938               18,656
Cohu Inc                                           984               17,053
DSP Group Inc                                    1,496               39,330
Dendrite International Inc                       2,129               21,652
Digi International Inc                             989               11,759
Diodes Inc                                       1,100               39,171
EPIQ Systems Inc                                   854               13,681
ESS Technology                                   1,795                4,631
eFunds Corp                                      2,455               55,434
Epicor Software Corp                             3,100               33,449
Exar Corp                                        1,952               25,766
Factset Research Systems Inc                     1,734               77,874
Filenet Corp                                     2,398               62,468
Global Imaging Systems Inc                       1,177               48,198
Global Payments Inc                              3,686              171,694
Hutchinson Technology Inc                        1,338               31,082
Hyperion Solutions Corp                          3,501              100,514
Inter-Tel Inc                                    1,318               27,586
JDA Software Group Inc                           1,393               19,391
Keane Inc                                        2,500               34,650
Komag Inc                                        1,700               70,601
Kopin Corp                                       3,225               14,384
Kronos Inc/MA                                    1,893               75,720
Kulicke & Soffa Industries Inc                   2,607               21,038
MRO Software Inc                                 1,139               23,896
MTS Systems Corp                                 1,024               42,752
Manhattan Associates Inc                         1,548               31,146
Mantech International Corp                         939               31,785
Mapinfo Corp                                     1,036               14,110
Mercury Computer Systems Inc                     1,010               16,584
Micros Systems Inc                               2,200               90,530
Microsemi Corp                                   3,651               87,551
Napster Inc                                      1,603                5,146
Neoware Inc                                      1,100               22,726
Open Solutions Inc                               1,000               27,750
Per-Se Technologies Inc                          1,816               45,255
Pericom Semiconductor Corp                       1,192               10,370
Phoenix Technologies Ltd                         1,166                6,763
Photronics Inc                                   2,089               35,241
Power Integrations Inc                           1,578               27,804
Progress Software Corp                           2,349               54,685
Quality Systems Inc                                800               26,576
Radiant Systems Inc                              1,286               13,876
Radisys Corp                                       829               17,202
Rudolph Technologies Inc                           760               12,601
SPSS Inc                                           804               29,748
Skyworks Solutions Inc                           9,282               52,536
Standard Microsystems Corp                       1,264               28,807
Supertex Inc                                       590               23,930
Synaptics Inc                                    1,300               30,784
THQ Inc                                          3,685               85,971
Take-Two Interactive Software Inc                4,154               67,669
Talx Corp                                        1,909               50,779
Ultratech Inc                                    1,126               20,144
Varian Semiconductor Equipment Associates Inc    3,244              100,402
Veeco Instruments Inc                            1,520               36,738
                                                               -------------
Total Technology                                                  2,865,423
                                                               -------------

Utilities (4.21%)
Allete Inc                                       1,780               80,954
American States Water Co                           745               27,423
Atmos Energy Corp                                4,738              127,168
Avista Corp                                      2,483               55,247
CH Energy Group Inc                                808               37,208
Cleco Corp                                       2,940               65,297
Cascade Natural Gas Corp                           520               10,920
Central Vermont Public Service Corp                573               10,285
El Paso Electric Co                              2,842               54,794
Energen Corp                                     4,230              143,312
Green Mountain Power Corp                          231                6,618
Laclede Group Inc/The                            1,063               35,770
New Jersey Resources Corp                        1,614               72,501
Northwest Natural Gas Co                         1,401               48,867
Piedmont Natural Gas Co                          4,420              107,450
South Jersey Industries Inc                      1,500               40,290
Southern Union Co                                5,708              140,131
Southwest Gas Corp                               2,279               66,342
UGI Corp                                         6,110              142,119
UIL Holdings Corp                                  744               41,091
Unisource Energy Corp                            2,052               62,176
                                                               -------------
Total Utilites                                                    1,375,964
                                                               -------------
Total Common Stock (Cost $21,499,743)                            30,506,977
                                                               -------------

Corporate Bond (0.04%) (Cost $15,000)        PAR VALUE
Mueller Industry     11/01/2014 6.00%           15,000               13,838

Short-Term Investments (6.38%)
United States Treasury Bill 06/08/2006         200,000              199,825
United States Treasury Bill 07/06/2006         100,000               99,556
United States Treasury Bill 07/20/2006         800,000              794,994
United States Treasury Bill 08/17/2006         400,000              396,034
United States Treasury Bill 08/24/2006         600,000              593,417
                                                               -------------
Total Short-Term Investments (Cost $2,083,756)                    2,083,826
                                                               -------------

Total Investments (Cost 23,598,499) (a) (99.78%)                 32,604,641
Net Other Assets (0.22%)                                             73,169
                                                               -------------
Net Assets (100%)                                              $ 32,677,810
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$23,598,499. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                        $ 10,893,430
Unrealized (Depreciation)                                        (1,887,287)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                     $  9,006,143
                                                               -------------

June 06 RUSSELL 2000 FUTURES HELD                    6
Unrealized Appreciation (Depreciation)       $ (81,304)

--------------------------------------------------------------------------------
NASDAQ 100 INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (97.38%)
Basic Materials (0.37%)                         Shares             Value
Sigma-Aldrich Corp                                 868         $     60,257
                                                               -------------
Total Basic Materials                                                60,257
                                                               -------------

Communications (29.25%)
Akamai Technologies Inc                          1,700               53,193
Amazon.Com Inc                                   3,246              112,344
Checkfree Corp                                   1,114               55,622
Cisco Systems Inc                               25,580              503,414
Comcast Corp                                    11,096              356,514
Comverse Technology Inc                          2,693               60,646
Discovery Holding Co                             3,067               42,539
eBay Inc                                        12,239              401,562
EchoStar Communications Corp                     2,814               84,223
Telefonaktiebolaget LM Ericsson                  1,600               51,248
Expedia Inc                                      4,416               62,751
Google Inc                                       1,364              507,162
IAC/InterActiveCorp                              3,902              100,789
JDS Uniphase Corp                               24,379               73,868
Juniper Networks Inc                             4,839               77,085
Lamar Advertising Co                             1,115               60,790
Liberty Global Inc                               3,112               71,358
Monster Worldwide Inc                            1,618               79,072
NII Holdings Inc                                 1,693               92,201
NTL Inc                                          3,792              101,171
Qualcomm Inc                                    23,254            1,051,313
Sirius Satellite Radio Inc                      18,579               84,163
Symantec Corp                                   12,673              197,699
Tellabs Inc                                      3,293               47,090
VeriSign Inc                                     3,114               69,909
XM Satellite Radio Holdings Inc                  2,952               42,568
Yahoo! Inc                                       7,888              249,182
Millicom International Cellular SA               1,100               49,665
Check Point Software Technologies                3,106               60,008
                                                               -------------
Total Communications                                              4,799,150
                                                               -------------

Consumer, Cyclical (11.27%)
Bed Bath & Beyond Inc                            4,844              170,363
CDW Corp                                           924               51,679
Cintas Corp                                      2,296               97,259
Costco Wholesale Corp                            3,004              159,002
Fastenal Co                                      1,908               82,044
Paccar Inc                                       2,245              172,528
Petsmart Inc                                     1,828               48,771
Ross Stores Inc                                  1,836               51,867
Sears Holdings Corp                              1,969              299,032
Staples Inc                                      5,731              134,621
Starbucks Corp                                  12,376              441,204
Urban Outfitters Inc                             2,217               41,170
Wynn Resorts Ltd                                 1,400               99,680
                                                               -------------
Total Consumer, Cyclical                                          1,849,221
                                                               -------------

Consumer, Non-Cyclical (16.42%)
Amgen Inc                                        6,613              446,973
Amylin Pharmaceuticals Inc                       1,400               63,630
Apollo Group Inc                                 1,998              104,515
Biomet Inc                                       4,022              141,615
Biogen Idec Inc                                  4,454              207,690
Celgene Corp                                     4,100              169,945
Dentsply International Inc                         994               59,441
Express Scripts Inc                              1,644              120,472
Genzyme Corp                                     3,871              230,325
Gilead Sciences Inc                              5,311              304,480
Intuitive Surgical Inc                             400               44,516
Lincare Holdings Inc                             1,208               45,058
Medimmune Inc                                    3,393              107,965
Patterson Cos Inc                                1,704               58,362
Paychex Inc                                      4,333              159,064
Sepracor Inc                                     1,200               62,124
Teva Pharmaceutical Industries Ltd               7,334              267,031
Whole Foods Market Inc                           1,538               99,970
                                                               -------------
Total Consumer, Non-Cyclical                                      2,693,176
                                                               -------------

Energy (0.41%)
Patterson-UTI Energy Inc                         2,249               67,245
                                                               -------------
Total Energy                                                         67,245
                                                               -------------

Industrial (3.35%)
American Power Conversion Corp                   2,529               49,771
CH Robinson Worldwide Inc                        2,046               90,106
Expeditors International Washington Inc          1,200              118,140
Joy Global Inc                                   1,500               80,610
Garmin Ltd                                       1,290              120,344
Flextronics International Ltd                    8,018               90,283
                                                               -------------
Total Industrial                                                    549,253
                                                               -------------

Technology (36.32%)
ATI Technologies Inc                             3,185               52,584
Activision Inc                                   3,149               41,157
Adobe Systems Inc                                7,040              201,555
Altera Corp                                      5,969              116,754
Apple Computer Inc                              13,748              821,718
Applied Materials Inc                            9,512              160,848
Autodesk Inc                                     2,900              105,531
BEA Systems Inc                                  4,655               63,122
Broadcom Corp                                    4,936              166,886
Cadence Design Systems Inc                       3,830               69,093
Citrix Systems Inc                               2,399               90,154
Cognizant Technology Solutions Corp              1,600               94,400
Dell Inc                                        10,457              265,399
Electronic Arts Inc                              3,704              155,827
Fiserv Inc                                       2,673              115,340
Intel Corp                                      24,006              432,588
Intuit Inc                                       2,572              142,206
Kla-Tencor Corp                                  2,882              118,277
Lam Research Corp                                1,871               83,802
Linear Technology Corp                           4,949              167,029
Maxim Integrated Products Inc                    5,519              169,599
Microsoft Corp                                  41,410              937,937
Microchip Technology Inc                         2,016               69,149
Network Appliance Inc                            4,714              150,848
Nvidia Corp                                      4,332               99,549
Oracle Corp                                     25,082              356,666
Red Hat Inc                                      2,242               58,785
Research In Motion Ltd                           2,263              146,846
SanDisk Corp                                     2,024              113,890
Sun Microsystems Inc                            19,139               89,188
Xilinx Inc                                       5,558              144,508
Marvell Technology Group Ltd                     3,295              157,073
                                                               -------------
Total Technology                                                  5,958,309
                                                               -------------
Total Common Stock (Cost $16,053,563)                            15,976,611
                                                               -------------

Short-Term Investments (2.42%)
United States Treasury Bill 06/08/2006         100,000               99,913
United States Treasury Bill 07/06/2006         100,000               99,375
United States Treasury Bill 08/17/2006         100,000               99,009
United States Treasury Bill 08/24/2006         100,000               98,906
                                                               -------------
Total Short-Term Investments (Cost $397,181)                        397,202
                                                               -------------


Total Investments (Cost $16,450,744) (a) (99.80%)                16,373,813
Net Other Assets (0.20%)                                             32,036
                                                               -------------
Net Assets (100%)                                              $ 16,405,850
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$16,450,744. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                        $  3,738,405
Unrealized (Depreciation)                                        (3,815,336)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                     $    (76,931)
                                                               -------------

June 06 NASDAQ 100 FUTURES HELD                      2
Unrealized Appreciation (Depreciation)       $ (26,270)

--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (85.04%)
Basic Materials (3.12%)                         Shares            Value
Chemicals (1.36%)
Praxair Inc                                      3,692         $    194,568
Sherwin-Williams Co/The                          1,746               84,454
                                                               -------------
                                                                    279,022
                                                               -------------
Forest Products and Paper (0.86%)
Plum Creek Timber Co Inc (REIT)                  4,950              176,963
                                                               -------------

Mining (0.89%)
Alcoa Inc                                        5,750              182,390
                                                               -------------

                                                               -------------
Total Basic Materials                                               638,375
                                                               -------------

Communications (4.06%)
Media (2.69%)
McGraw-Hill Cos Inc/The                         10,678              550,985
                                                               -------------

Telecommunications (1.37%)
AT&T Inc                                        10,744              279,989
                                                               -------------

                                                               -------------
Total Communications                                                830,973
                                                               -------------

Consumer, Cyclical (10.32%)
Apparel (0.57%)
Liz Claiborne Inc                                3,036              117,402
                                                               -------------

Auto Manufacturers (1.40%)
Ford Motor Co                                   40,100              287,116
                                                               -------------

Home Furnishings (0.34%)
Leggett & Platt Inc                              2,725               69,188
                                                               -------------

Retail (8.00%)
Gap Inc/The                                      4,450               80,990
Lowe's Cos Inc                                   5,750              358,110
McDonald's Corp                                 12,368              410,247
Ross Stores Inc                                  3,692              104,299
Sears Holdings Corp                                717              108,891
Target Corp                                      5,639              275,860
TJX Cos Inc                                      5,750              136,333
Wal-Mart Stores Inc                              3,381              163,809
                                                               -------------
                                                                  1,638,538
                                                               -------------
Total Consumer, Cyclical                                          2,112,244
                                                               -------------

Consumer, Non-Cyclical (15.82%)
Agriculture (1.31%)
Reynolds American Inc                            2,446              268,913
                                                               -------------

Beverages (2.93%)
Anheuser-Busch Cos Inc                           3,036              138,563
Coca-Cola Co/The                                10,500              462,315
                                                               -------------
                                                                    600,878
Commercial Services (1.56%)
Moody's Corp                                     6,092              318,612
                                                               -------------

Cosmetics/Personal Care (0.84%)
Procter & Gamble Co                              3,180              172,515
                                                               -------------

Food (2.23%)
Sara Lee Corp                                   12,300              208,731
Tyson Foods Inc                                 15,472              247,707
                                                               -------------
                                                                    456,438
                                                               -------------
Healthcare Products (1.92%)
Baxter International Inc                        10,411              392,495
                                                               -------------

Healthcare Services (1.31%)
Aetna Inc                                        6,984              268,605
                                                               -------------

Household Products/Wares (1.05%)
ACCO Brands Corp                                   410                9,332
Clorox Co                                        1,201               75,891
Fortune Brands Inc                               1,746              129,204
                                                               -------------
                                                                    214,427
                                                               -------------
Pharmaceuticals (2.66%)
AmerisourceBergen Corp                           5,606              244,366
Merck & Co Inc                                   1,000               33,290
Pfizer Inc                                      11,300              267,358
                                                               -------------
                                                                    545,014
                                                               -------------
Total Consumer, Non-Cyclical                                      3,237,895
                                                               -------------

Energy (9.88%)
Oil & Gas (8.38%)
Apache Corp                                      4,126              267,695
Chevron Corp                                     3,140              187,741
ConocoPhillips                                   4,348              275,185
Devon Energy Corp                                4,752              272,575
ENSCO International Inc                          3,370              168,466
Exxon Mobil Corp                                 6,236              379,835
GlobalSantaFe Corp                               2,725              163,854
                                                               -------------
                                                                  1,715,350
                                                               -------------
Oil & Gas Services (1.50%)
Baker Hughes Inc                                 2,280              196,764
Tidewater Inc                                    2,180              110,570
                                                               -------------
                                                                    307,334
                                                               -------------
Total Energy                                                      2,022,684
                                                               -------------

Financial (24.78%)
Banks (7.98%)
Bank of America Corp                            13,016              629,974
Fifth Third Bancorp                              7,723              293,474
SunTrust Banks Inc                               2,102              159,142
Wells Fargo & Co                                 8,297              550,672
                                                               -------------
                                                                  1,633,263
                                                               -------------
Diversified Financial Services (2.51%)
Citigroup Inc                                   10,411              513,262
                                                               -------------

Insurance (7.45%)
American International Group Inc                 4,225              256,880
Arthur J Gallagher & Co                          6,200              164,796
Fidelity National Financial Inc                  2,994              124,221
Fidelity National Title Group Inc                  523               11,422
Marsh & McLennan Cos Inc                        11,100              311,133
Metlife Inc                                      5,928              305,114
Stancorp Financial Group Inc                     5,650              275,833
XL Capital Ltd                                   1,201               75,999
                                                               -------------
                                                                  1,525,399
                                                               -------------
REITS (6.85%)
Annaly Mortgage Management Inc                   7,408               96,304
Boston Properties Inc                            1,746              147,799
iStar Financial Inc                              3,704              141,048
Kimco Realty Corp                                4,026              144,332
Mills Corp/The                                   5,000              154,350
Realty Income Corp                               7,408              161,791
Simon Property Group Inc                         2,180              173,593
SL Green Realty Corp                             2,280              226,199
Vornado Realty Trust                             1,746              156,948
                                                               -------------
                                                                  1,402,364
                                                               -------------
Total Financial                                                   5,074,288
                                                               -------------

Total Industrial (4.96%)
Building Materials (0.58%)
Masco Corp                                       3,804              118,000
                                                               -------------

Hand/Machine Tools (0.54%)
Stanley Works/The                                2,280              110,694
                                                               -------------

Machinery, Construction & Mining (1.53%)
Caterpillar Inc                                  4,292              313,101
                                                               -------------

Metal Fabricate/Hardware (0.70%)
Worthington Industries                           8,400              143,052
                                                               -------------

Misc. Manufacturing (1.61%)
3M Co                                            2,612              218,520
ITT Industries Inc                               2,134              111,288
                                                               -------------
                                                                    329,808
                                                               -------------
Total Industrial                                                  1,014,656
                                                               -------------

Technology (7.60%)
Computers (3.03%)
Dell Inc                                         9,949              252,506
Diebold Inc                                      1,746               74,222
Hewlett-Packard Co                               5,750              186,185
Reynolds & Reynolds Co/The                       3,804              106,550
                                                               -------------
                                                                    619,463
                                                               -------------
Office Equipment (0.45%)
Pitney Bowes Inc                                 2,280               92,978
                                                               -------------

Semiconductors (1.52%)
Intel Corp                                      17,263              311,079
                                                               -------------

Software (2.60%)
First Data Corp                                  8,609              396,961
Microsoft Corp                                   5,973              135,288
                                                               -------------
                                                                    532,249
                                                               -------------
Total Technology                                                  1,555,770
                                                               -------------

Utilities (4.51%)
Electric (4.51%)
Consolidated Edison Inc                          6,200              273,420
Duke Energy Corp                                 3,400               95,948
Entergy Corp                                     1,746              122,412
Exelon Corp                                      3,146              178,095
Progress Energy Inc                              1,579               66,381
SCANA Corp                                       4,900              186,788
                                                               -------------
                                                                    923,044
                                                               -------------
Total Utilities                                                     923,044
                                                               -------------

                                                               -------------
Total Common Stock (Cost $13,806,416 )                           17,409,930
                                                               -------------

Short-Term Investments (14.56%)
United States Treasury Bill 06/08/2006         800,000              799,306
United States Treasury Bill 07/20/2006         100,000            1,093,123
United States Treasury Bill 08/17/2006         000,000              990,085
United States Treasury Bill 08/24/2006         100,000               98,900
                                                               -------------
Total Short-Term Investments (Cost $2,981,240)                    2,981,414
                                                               -------------

Total Investments (Cost $16,787,656) (a) (99.60%)                20,391,343
Net Other Assets (0.40%)                                             82,073
                                                               -------------
Net Assets (100%)                                              $ 20,473,417
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$16,787,656. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of
Investments
Unrealized Appreciation                                        $  4,669,900
Unrealized (Depreciation)                                        (1,066,213)
                                                               -------------
Net Unrealized Appreciation (Depreciation)                     $  3,603,687
                                                               -------------

June 06 S&P 500 INDEX FUTURES HELD                   8
Unrealized Appreciation                      $ (84,336)

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
COMMON STOCK (99.41%)
Basic Materials (3.55%)                         Shares             Value
Chemicals (1.96%)
Arkema                                             149         $      5,357
BASF AG                                          1,444              117,542
Bayer AG                                         1,515               68,054
                                                               -------------
                                                                    190,952
Mining (1.59%)
Rio Tinto PLC                                      700              155,400
                                                               -------------
                                                                    155,400
                                                               -------------
Total Basic Materials                                               346,352
                                                               -------------

Communications (15.13%)
Telecommunications (15.13%)
Alcatel SA                                       1,772               23,514
BT Group PLC                                     2,360              104,690
Deutsche Telekom AG                              7,025              114,156
France Telecom SA                                4,500              103,905
Nokia OYJ                                       15,428              331,239
Telecom Italia SpA                               2,947               82,988
Telefonaktiebolaget LM Ericsson                  3,994              127,928
Telefonica SA                                    4,165              204,668
Vodafone Group PLC                              16,610              382,030
                                                               -------------
                                                                  1,475,118
                                                               -------------
Total Communications                                              1,475,118
                                                               -------------

Consumer, Cyclical (1.37%)
Auto Manufacturers (1.37%)
DaimlerChrysler AG                               2,535              133,366
                                                               -------------

                                                               -------------
Total Consumer, Cyclical                                            133,366
                                                               -------------

Consumer, Non-Cyclical (20.91%)
Beverages (1.45%)
Diageo PLC                                       2,135              141,316
                                                               -------------

Cosmetics/Personal Care (0.74%)
L'Oreal SA                                       4,005               71,865
                                                               -------------

Food (5.18%)
Koninklijke Ahold NV                             9,773               79,845
Nestle SA                                        4,365              325,847
Unilever NV                                      4,408               99,753
                                                               -------------
                                                                    505,446
                                                               -------------
Pharmaceuticals (13.54%)
AstraZeneca PLC                                  4,198              222,242
GlaxoSmithKline PLC                              8,088              447,266
Novartis AG                                      6,357              352,686
Roche Holding AG                                 3,816              297,648
                                                               -------------
                                                                  1,319,843
                                                               -------------
Total Consumer, Non-Cyclical                                      2,038,469
                                                               -------------

Energy (18.08%)
Oil & Gas (18.08%)
BP PLC                                           7,276              514,413
ENI SpA                                          4,132              250,110
Royal Dutch Shell PLC                            3,235              223,894
Royal Dutch Shell PLC                            5,320              352,769
Total SA                                         6,458              421,126
                                                               -------------
                                                                  1,762,313
                                                               -------------
Total Energy                                                      1,762,313
                                                               -------------

Financial (32.42%)
Banks (24.74%)
ABN AMRO Holding NV                              5,211              144,240
Banco Bilbao Vizcaya Argentaria SA               9,179              190,464
Banco Santander Central Hispano SA              16,958              245,043
Barclays PLC                                     7,651              354,624
BNP Paribas                                      4,752              222,176
Credit Suisse Group                              3,153              182,401
Deutsche Bank AG                                 1,596              182,997
HSBC Holdings PLC                                4,715              411,242
Lloyds TSB Group PLC                             3,755              142,315
UBS AG                                           2,975              336,830
                                                                  2,412,332
Insurance (7.68%)
Aegon NV                                         2,989               49,886
Allianz AG                                      10,957              170,710
AXA SA                                           4,384              152,344
ING Groep NV                                     5,432              212,989
Prudential PLC                                   2,089               46,209
Royal & Sun Alliance Insurance Group             1,727               20,845
Swiss Reinsurance                                  960               67,152
Zurich Financial Services AG                     1,265               28,336
                                                               -------------
                                                                    748,471
                                                               -------------
Total Financial                                                   3,160,803
                                                               -------------

Industrial (3.09%)
Electronics (1.03%)
Koninklijke Philips Electronics NV               3,184              100,646
                                                               -------------

Misc. Manufacturing (2.06%)
Siemens AG                                       2,335              200,997
                                                               -------------

                                                               -------------
Total Industrial                                                    301,643
                                                               -------------

Technology (1.28%)
Software (1.28%)
SAP AG                                           2,367              124,575
                                                               -------------

                                                               -------------
Total Technology                                                    124,575
                                                               -------------

Utilities (3.58%)
Electric (2.30%)
E.ON AG                                          5,835              224,356
                                                               -------------

Water (1.28%)
Suez SA                                          3,237              124,592
                                                               -------------

                                                               -------------
Total Utilities                                                     348,948
                                                               -------------

                                                               -------------
Total Common Stock (Cost $7,836,175)                              9,691,588
                                                               -------------

Total Investments (Cost $ 7,836,175) (a) (99.41%)                 9,691,588
Net Other Assets (0.59%)                                             57,520
                                                               -------------
Net Assets (100%)                                              $  9,749,108
                                                               -------------

(a) Aggregate cost for federal income tax purpose is
$7,836,175. At 05/31/2006, unrealized appreciation
(depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                        $  2,225,046
Unrealized (Depreciation)                                          (369,633)
                                                               ------------
Net Unrealized Appreciation (Depreciation)                     $  1,855,413
                                                               -------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 25, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 25, 2006


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 25, 2006